UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3327

MFS SERIES TRUST XIII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: February 28*

Date of reporting period: August 31, 2018

*

This Form N-CSR pertains only to the following series of the Registrant: MFS Diversified Income Fund, MFS Government Securities Fund and MFS New Discovery Value Fund. The remaining series of the Registrant has a fiscal year end other than February 28.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual Report

August 31, 2018

MFS® Diversified Income Fund

DIF-SEM

MFS® Diversified Income Fund

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

The strengthening U.S. dollar, international trade friction and geopolitical uncertainty have contributed to a measurable uptick in market volatility in recent quarters — a departure from the low-volatility environment that prevailed for much of 2017. Against this more challenging backdrop, global markets have become less synchronized, with equity markets in the United States outperforming most international markets. Global economic growth remains healthy, notwithstanding signs of a modest slowdown over the past few months, particularly in Europe, China and some emerging markets.

Although the U.S. Federal Reserve continues to gradually raise interest rates and shrink its balance sheet, monetary policy remains accommodative around the world, with many central banks taking only tentative steps toward tighter policies. Newly enacted U.S. tax reforms have been welcomed by equity markets while emerging market economies have recently had to contend with tighter financial conditions as a result of firmer U.S. Treasury yields and a stronger dollar. Around the world, inflation remains largely subdued, but tight labor markets and solid global demand have investors on the lookout for its potential reappearance. Increased U.S. protectionism is also a growing concern, as investors fear that trade disputes could dampen business sentiment, leading to slower global growth.

As a global investment manager with nearly a century of expertise, MFS® firmly believes that active risk management offers downside mitigation and may help improve investment outcomes, and we built our active investment platform with that in mind. Our long-term perspective influences nearly every aspect of our business, but most importantly, it aligns our investment decisions with clients’ investing time horizons.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

October 16, 2018

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
Simon Property Group, Inc., REIT	2.3%
Fannie Mae, 3.5%, 30 Years	2.1%
U.S. Treasury Notes, 1.75%, 11/30/2021	2.1%
Fannie Mae, 4%, 30 Years	1.9%
Public Storage, Inc., REIT	1.7%
Welltower, Inc., REIT	1.3%
Fannie Mae, 4.5%, 30 Years	1.3%
Medical Properties Trust, Inc., REIT	1.3%
Brixmor Property Group Inc., REIT	1.2%
Sun Communities, Inc., REIT	1.1%

Equity sectors (i)
Financial Services	23.3%
Health Care	3.1%
Utilities & Communications	3.0%
Consumer Staples	2.7%
Energy	1.9%
Technology	1.6%
Industrial Goods & Services	1.5%
Special Products & Services	1.0%
Basic Materials	0.6%
Autos & Housing	0.5%
Leisure	0.5%
Transportation	0.5%
Retailing	0.2%

Fixed income sectors (i)
Emerging Markets Bonds	17.1%
High Yield Corporates	17.0%
Mortgage-Backed Securities	11.7%
U.S. Treasury Securities	7.6%
U.S. Government Agencies	1.2%
Investment Grade Corporates	1.1%
Commercial Mortgage-Backed Securities	0.6%
Collateralized Debt Obligations	0.5%
Municipal Bonds	0.3%
Floating Rate Loans	0.1%
Non-U.S. Government Bonds (o)	(0.0)%

Portfolio Composition – continued

Composition including fixed income credit quality (a)(i)
AAA	1.0%
AA	0.6%
A	1.5%
BBB	6.4%
BB	12.7%
B	12.5%
CCC	1.8%
CC	0.1%
U.S. Government	7.5%
Federal Agencies	12.9%
Not Rated	0.2%
Non-Fixed Income	40.4%
Cash & Cash Equivalents	2.4%
Other (o)	(0.0)%

Issuer country weightings (i)(x)
United States	68.9%
Canada	2.6%
Switzerland	1.9%
United Kingdom	1.8%
France	1.5%
China	1.2%
South Africa	1.1%
Argentina	1.0%
Kazakhstan	1.0%
Other Countries	19.0%

(a)

For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

(i)

For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

(o)	Less than 0.1%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of the portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.

Portfolio Composition – continued

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages reflect exposure to the underlying holdings, including Cash & Cash Equivalents and Other, of the MFS High Yield Pooled Portfolio and not to the exposure from investing directly in the MFS High Yield Pooled Portfolio itself.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.

Percentages are based on net assets as of August 31, 2018.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, March 1, 2018 through August 31, 2018

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying MFS Pooled Portfolio in which the fund invests. MFS Pooled Portfolios are mutual funds advised by MFS that do not pay management fees to MFS but do incur investment and operating costs. If these transactional and indirect costs were included, your costs would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2018 through August 31, 2018.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 3/01/18	Ending Account Value 8/31/18	Expenses Paid During Period (p) 3/01/18-8/31/18
A	Actual	0.99%	$1,000.00	$1,037.12	$5.08
	Hypothetical (h)	0.99%	$1,000.00	$1,020.21	$5.04
C	Actual	1.74%	$1,000.00	$1,033.29	$8.92
	Hypothetical (h)	1.74%	$1,000.00	$1,016.43	$8.84
I	Actual	0.74%	$1,000.00	$1,038.43	$3.80
	Hypothetical (h)	0.74%	$1,000.00	$1,021.48	$3.77
R1	Actual	1.74%	$1,000.00	$1,033.30	$8.92
	Hypothetical (h)	1.74%	$1,000.00	$1,016.43	$8.84
R2	Actual	1.24%	$1,000.00	$1,035.86	$6.36
	Hypothetical (h)	1.24%	$1,000.00	$1,018.95	$6.31
R3	Actual	0.99%	$1,000.00	$1,037.12	$5.08
	Hypothetical (h)	0.99%	$1,000.00	$1,020.21	$5.04
R4	Actual	0.74%	$1,000.00	$1,038.41	$3.80
	Hypothetical (h)	0.74%	$1,000.00	$1,021.48	$3.77
R6	Actual	0.64%	$1,000.00	$1,038.94	$3.29
	Hypothetical (h)	0.64%	$1,000.00	$1,021.98	$3.26

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

8/31/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 40.3%
Issuer	Shares/Par	Value ($)
Aerospace - 0.6%
Boeing Co.	32,061	$10,990,190
Lockheed Martin Corp.	29,935	9,591,474

		$20,581,664
Airlines - 0.4%
Aena S.A.	22,853	$4,045,310
Air Canada (a)	592,345	12,173,711

		$16,219,021
Alcoholic Beverages - 0.2%
Molson Coors Brewing Co.	103,002	$6,874,353

Automotive - 0.4%
Magna International, Inc.	257,512	$13,943,140

Biotechnology - 0.2%
Biogen, Inc. (a)	23,807	$8,415,536

Broadcasting - 0.2%
Publicis Groupe	108,800	$6,983,815

Business Services - 1.0%
DXC Technology Co.	157,528	$14,349,225
Equinix, Inc., REIT	48,490	21,147,944

		$35,497,169
Chemicals - 0.2%
CF Industries Holdings, Inc.	60,049	$3,119,546
LyondellBasell Industries N.V., “A”	26,517	2,990,587

		$6,110,133
Computer Software - 0.1%
Adobe Systems, Inc. (a)	20,613	$5,431,732

Computer Software - Systems - 0.3%
Hitachi Ltd.	1,434,000	$9,363,397

Construction - 0.1%
Persimmon PLC	147,624	$4,656,449

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Consumer Products - 0.5%
Kimberly-Clark Corp.	160,383	$18,530,652

Electrical Equipment - 0.5%
Schneider Electric S.A.	237,026	$19,324,986

Electronics - 0.9%
Samsung Electronics Co. Ltd.	127,862	$5,565,210
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	592,743	25,843,595

		$31,408,805
Energy - Independent - 0.9%
Frontera Energy Corp. (a)	72,682	$1,033,538
Marathon Petroleum Corp.	263,818	21,709,583
Phillips 66	93,491	11,079,619

		$33,822,740
Energy - Integrated - 0.9%
BP PLC	833,307	$5,912,705
China Petroleum & Chemical Corp.	5,940,000	5,971,218
Exxon Mobil Corp.	79,429	6,367,823
Galp Energia SGPS S.A.	410,192	8,317,998
LUKOIL PJSC, ADR	106,662	7,359,678

		$33,929,422
Engineering - Construction - 0.1%
Bouygues	121,757	$5,374,758

Food & Beverages - 0.8%
General Mills, Inc.	98,652	$4,538,979
Marine Harvest A.S.A. (l)	524,183	11,322,925
Nestle S.A.	22,278	1,870,502
Tyson Foods, Inc., “A”	153,145	9,619,037

		$27,351,443
Food & Drug Stores - 0.2%
Wesfarmers Ltd.	178,993	$6,620,486

Gaming & Lodging - 0.1%
Sands China Ltd.	945,600	$4,614,299

Insurance - 1.3%
AXA	272,592	$6,880,361
Manulife Financial Corp.	185,344	3,391,582

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Insurance - continued
MetLife, Inc.	182,637	$8,381,212
Prudential Financial, Inc.	69,474	6,825,820
Samsung Fire & Marine Insurance Co. Ltd.	7,746	1,844,037
Zurich Insurance Group AG	65,245	19,871,369

		$47,194,381
Machinery & Tools - 0.3%
Eaton Corp. PLC	118,553	$9,856,496

Major Banks - 0.7%
ABSA Group Ltd.	392,759	$4,344,537
China Construction Bank	14,718,000	13,032,661
Royal Bank of Canada	104,770	8,331,311

		$25,708,509
Medical & Health Technology & Services - 0.3%
McKesson Corp.	96,878	$12,473,042

Metals & Mining - 0.2%
Rio Tinto PLC	115,389	$5,473,720

Natural Gas - Distribution - 0.2%
ENGIE	463,739	$6,798,540

Network & Telecom - 0.3%
Cisco Systems, Inc.	205,303	$9,807,324

Other Banks & Diversified Financials - 0.1%
Agricultural Bank of China Ltd., “H”	4,459,000	$2,158,841
DBS Group Holdings Ltd.	139,400	2,533,991

		$4,692,832
Pharmaceuticals - 2.6%
Bayer AG	121,459	$11,332,256
Bristol-Myers Squibb Co.	216,774	13,125,666
Eli Lilly & Co.	131,381	13,880,403
Novartis AG	307,846	25,529,700
Pfizer, Inc.	294,036	12,208,375
Roche Holding AG	65,446	16,259,372

		$92,335,772
Real Estate - 21.2%
Alexandria Real Estate Equities, Inc., REIT	299,623	$38,456,612
American Homes 4 Rent, “A”, REIT	1,201,010	27,863,432

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Real Estate - continued
AvalonBay Communities, Inc., REIT	213,451	$39,123,434
Boardwalk, REIT	544,337	20,672,292
Boston Properties, Inc., REIT	157,342	20,525,264
Brixmor Property Group Inc., REIT	2,321,721	42,301,757
CK Asset Holdings Ltd.	1,101,000	7,848,504
Equity Lifestyle Properties, Inc., REIT	365,024	35,363,525
Industrial Logistics Properties Trust, REIT	177,097	4,262,725
Life Storage, Inc., REIT	332,268	32,429,357
Medical Properties Trust, Inc., REIT	3,038,932	45,735,927
Mid-America Apartment Communities, Inc., REIT	371,155	38,436,812
Public Storage, Inc., REIT	281,931	59,932,892
Ramco-Gershenson Properties Trust, REIT	1,823,121	25,450,769
Rexford Industrial Realty, Inc., REIT	424,032	13,781,040
Simon Property Group, Inc., REIT	453,922	83,081,344
STAG Industrial, Inc., REIT	1,068,834	30,857,237
Starwood Property Trust, Inc., REIT	1,036,551	22,835,218
Store Capital Corp., REIT	1,085,438	31,271,469
Sun Communities, Inc., REIT	390,827	40,325,530
Urban Edge Properties, REIT	1,300,140	29,721,200
Washington Prime Group, Inc., REIT	3,246,170	25,125,356
Welltower, Inc., REIT	712,587	47,536,679

		$762,938,375
Restaurants - 0.2%
Greggs PLC	187,595	$2,585,296
U.S. Foods Holding Corp. (a)	104,201	3,395,911

		$5,981,207
Specialty Chemicals - 0.3%
PTT Global Chemical PLC	4,057,400	$10,134,203

Telecommunications - Wireless - 1.2%
American Tower Corp., REIT	87,793	$13,091,692
KDDI Corp.	414,100	10,960,922
SK Telecom Co. Ltd.	15,597	3,678,042
Vodafone Group PLC	6,739,194	14,372,411

		$42,103,067
Telephone Services - 0.2%
Telenor A.S.A.	118,249	$2,229,291
TELUS Corp.	164,432	6,097,214

		$8,326,505

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Tobacco - 1.3%
Altria Group, Inc.	207,278	$12,129,909
Japan Tobacco, Inc.	503,700	13,246,435
Philip Morris International, Inc.	268,845	20,940,337

		$46,316,681
Utilities - Electric Power - 1.3%
American Electric Power Co., Inc.	110,426	$7,920,857
Exelon Corp.	378,365	16,538,334
SSE PLC	1,076,900	17,493,721
Xcel Energy, Inc.	108,134	5,195,839

		$47,148,751
Total Common Stocks (Identified Cost, $1,240,959,359)		$1,452,343,405

Bonds - 39.1%
Asset-Backed & Securitized - 1.1%
A Voce CLO Ltd., 2014-1A, “A1R”, FLR, 3.499% (LIBOR-3mo. + 1.16%), 7/15/2026 (n)	$3,316,000	$3,314,279
Atrium CDO Corp., 2011-A, “A1R”, FLR, 3.487% (LIBOR-3mo. + 1.14%), 10/23/2025 (n)	3,358,000	3,357,745
Citigroup Commercial Mortgage Trust, 2015-GC27, “A5”, 3.137%, 2/10/2048	2,850,000	2,789,320
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	2,574,000	2,546,623
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	1,800,000	1,834,092
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	2,283,378	2,252,914
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	58,835	58,581
Dryden Senior Loan Fund, 2018-55A, “A1”, CLO, FLR, 3.061% (LIBOR-3mo. + 1.02%), 4/15/2031 (n)	2,267,245	2,257,752
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	1,750,000	1,733,720
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/2048	1,888,516	1,890,299
Loomis, Sayles & Co., CLO, “A2”, FLR, 3.739% (LIBOR-3mo. + 1.4%), 4/15/2028 (n)	2,261,785	2,241,176
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 3.842%
(LIBOR-3mo. + 1.5%), 4/19/2030 (n)	2,390,920	2,375,802
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	700,873	691,683
Symphony CLO Ltd., 2016-17A, “BR”, FLR, 3.539% (LIBOR-3mo. + 1.2%), 4/15/2028 (n)	2,026,203	2,016,200

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
TICP CLO Ltd., FLR, 3.199% (LIBOR-3mo. + 0.84%), 4/20/2028 (n)	$3,317,451	$3,297,719
UBS Commercial Mortgage Trust, 2017-C1, “A4”, 3.544%, 11/15/2050	1,505,000	1,481,093
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	1,516,848	1,517,849
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048	1,258,254	1,233,012
Wells Fargo Commercial Mortgage Trust, 2016-LC25, “A4”, 3.64%, 12/15/2059	2,500,000	2,500,273
West CLO Ltd. 2013-1A, “A1AR”, FLR, 3.503% (LIBOR-3mo. + 1.16%), 11/07/2025 (n)	854,455	854,365

		$40,244,497
Automotive - 0.0%
Ford Motor Credit Co. LLC, 2.551%, 10/05/2018	$748,000	$747,813
Hyundai Capital America, 2.4%, 10/30/2018 (n)	182,000	181,928

		$929,741
Building - 0.0%
Elementia S.A. de C.V., 5.5%, 1/15/2025 (n)	$1,133,000	$1,076,350

Business Services - 0.1%
Cisco Systems, Inc., 2.6%, 2/28/2023	$1,052,000	$1,030,245
Tencent Holdings Ltd., 3.595%, 1/19/2028 (n)	1,776,000	1,688,188

		$2,718,433
Cable TV - 0.1%
VTR Finance B.V., 6.875%, 1/15/2024 (n)	$4,248,000	$4,337,208

Chemicals - 0.1%
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)	$680,000	$701,590
Consolidated Energy Finance S.A., 6.875%, 6/15/2025	1,855,000	1,913,896
Sherwin Williams Co., 2.75%, 6/01/2022	1,564,000	1,522,636

		$4,138,122
Computer Software - 0.0%
Microsoft Corp., 3.125%, 11/03/2025	$476,000	$468,543

Computer Software - Systems - 0.0%
Apple, Inc., 3.25%, 2/23/2026	$1,404,000	$1,381,672

Conglomerates - 0.2%
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027 (n)	$5,300,000	$5,008,500
United Technologies Corp., 3.95%, 8/16/2025	1,000,000	1,005,158

		$6,013,658

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Construction - 0.0%
Empresas ICA S.A.B. de C.V., 8.375%, 7/24/2019 (a)(d)(n)		$1,409,000	$228,963
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/2024 (a)(d)		2,102,000	316,088
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/2024 (a)(d)(n)		3,072,000	461,952

			$1,007,003
Consumer Products - 0.1%
Controladora Mabe S.A. de C.V., 7.875%, 10/28/2019		$1,424,000	$1,477,685
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)		1,734,000	1,656,610

			$3,134,295
Consumer Services - 0.1%
Alibaba Group Holding Ltd., 3.4%, 12/06/2027		$5,224,000	$4,912,309

Containers - 0.1%
San Miguel Industrias PET S.A., 4.5%, 9/18/2022 (n)		$2,724,000	$2,669,520
San Miguel Industrias PET S.A., 4.5%, 9/18/2022		1,606,000	1,573,880

			$4,243,400
Emerging Market Quasi-Sovereign - 4.0%
Abu Dhabi Crude Oil Pipeline, 3.65%, 11/02/2029 (n)		$802,000	$765,108
Abu Dhabi Crude Oil Pipeline, 4.6%, 11/02/2047 (n)		3,245,000	3,151,025
Autoridad del Canal de Panama, 4.95%, 7/29/2035 (n)		281,000	289,430
Autoridad del Canal de Panama, 4.95%, 7/29/2035		1,220,000	1,256,600
Banco Nacional de Comercio Exterior, S.N.C., 3.8% to 8/11/2021, FLR (CMT-5yr. + 3%) to 8/11/2026 (n)		2,508,000	2,439,055
CeCemig Geracao e Transmissao S.A., 9.25%, 12/05/2024 (n)		357,000	356,108
Empresa Nacional del Petroleo, 4.75%, 12/06/2021		1,721,000	1,760,308
Empresa Nacional del Petroleo, 4.375%, 10/30/2024 (n)		2,469,000	2,479,244
Equate Petrochemical B.V., 4.25%, 11/03/2026		1,500,000	1,477,125
Eskom Holdings SOC Ltd., 6.35%, 8/10/2028 (n)		2,885,000	2,884,308
Eskom Holdings SOC Ltd., 8.45%, 8/10/2028 (n)		1,043,000	1,041,625
Export-Import Bank of India, 3.375%, 8/05/2026 (n)		316,000	292,672
Export-Import Bank of India, 3.875%, 2/01/2028 (n)		12,059,000	11,449,020
JSC State Savings Bank of Ukraine, 9.625%, 3/20/2025		4,863,000	4,848,411
Kazakhstan Temir Zholy Finance B.V., 4.85%, 11/17/2027 (n)		6,560,000	6,469,144
KazMunayGas National Co., 4.75%, 4/19/2027 (n)		4,085,000	4,061,715
KazMunayGas National Co., 5.375%, 4/24/2030 (n)		6,669,000	6,719,017
KazMunayGas National Co., 6.375%, 10/24/2048 (n)		2,093,000	2,176,720
KazTransGas JSC, 4.375%, 9/26/2027 (n)		7,654,000	7,271,300
Lima Metro Line 2 Finance Ltd., 5.875%, 7/05/2034		4,620,000	4,816,396
Magyar Export-Import Bank PLC, 4%, 1/30/2020		2,518,000	2,520,911
NTPC Ltd., 7.375%, 8/10/2021	INR	120,000,000	1,639,449
NTPC Ltd., 7.25%, 5/03/2022		90,000,000	1,215,629

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Emerging Market Quasi-Sovereign - continued
NTPC Ltd., 4.375%, 11/26/2024	$5,157,000	$5,106,616
OCP S.A., 6.875%, 4/25/2044	2,448,000	2,662,200
Office Cherifien des Phosphates, 4.5%, 10/22/2025 (n)	2,898,000	2,797,150
Office Cherifien des Phosphates, 6.875%, 4/25/2044 (n)	2,519,000	2,739,412
Petroamazonas, 4.625%, 11/06/2020 (n)	302,000	277,840
Petrobras Global Finance B.V., 5.999%, 1/27/2028 (n)	2,077,000	1,865,146
Petroleos del Peru S.A., 4.75%, 6/19/2032 (n)	4,117,000	4,017,163
Petroleos del Peru S.A., 5.625%, 6/19/2047 (n)	379,000	380,895
Petroleos del Peru S.A., 5.625%, 6/19/2047	4,758,000	4,781,790
PT Perusahaan Listrik Negara, 5.45%, 5/21/2028 (n)	8,758,000	9,057,427
PT Perusahaan Listrik Negara, 6.15%, 5/21/2048 (n)	1,317,000	1,388,676
Sinopec Capital (2013) Ltd., 4.25%, 4/24/2043 (n)	2,765,000	2,666,989
Sinopec Group Overseas Development (2017) Ltd., 3.625%, 4/12/2027 (n)	652,000	628,203
Southern Gas Corridor CJSC, 6.875%, 3/24/2026 (n)	8,595,000	9,304,087
State Grid Overseas Investment (2016) Ltd., 3.5%, 5/04/2027 (n)	3,774,000	3,615,115
State Grid Overseas Investment (2016) Ltd., 3.5%, 5/04/2027	9,526,000	9,124,955
State Oil Company of the Azerbaijan Republic, 4.75%, 3/13/2023	3,933,000	3,866,532
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/2030	2,926,000	3,084,513
Trade & Development Bank of Mongolia LLC, 9.375%, 5/19/2020	4,312,000	4,562,290

		$143,307,319
Emerging Market Sovereign - 8.9%
Arab Republic of Egypt, 6.125%, 1/31/2022 (n)	$2,754,000	$2,738,170
Arab Republic of Egypt, 6.125%, 1/31/2022	8,324,000	8,276,154
Arab Republic of Egypt, 5.577%, 2/21/2023 (n)	3,045,000	2,942,992
Arab Republic of Egypt, 5.875%, 6/11/2025	2,005,000	1,885,285
Arab Republic of Egypt, 7.5%, 1/31/2027	1,900,000	1,895,250
Arab Republic of Egypt, 6.588%, 2/21/2028 (n)	4,360,000	4,073,199
Dominican Republic, 5.5%, 1/27/2025 (n)	1,211,000	1,223,280
Dominican Republic, 6.875%, 1/29/2026	5,450,000	5,857,551
Dominican Republic, 5.95%, 1/25/2027	3,057,000	3,114,319
Dominican Republic, 6%, 7/19/2028 (n)	5,087,000	5,176,022
Dominican Republic, 6.5%, 2/15/2048 (n)	2,660,000	2,593,500
Emirate of Abu Dhabi, 3.125%, 10/11/2027 (n)	443,000	418,139
Emirate of Abu Dhabi, 4.125%, 10/11/2047 (n)	590,000	563,273
Federal Republic of Ethiopia, 6.625%, 12/11/2024	3,885,000	3,790,556
Federal Republic of Nigeria, 6.5%, 11/28/2027 (n)	5,141,000	4,773,470
Federal Republic of Nigeria, 7.143%, 2/23/2030 (n)	1,113,000	1,050,750

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Emerging Market Sovereign - continued
Federal Republic of Nigeria, 7.696%, 2/23/2038 (n)		$1,425,000	$1,320,505
Government of Jamaica, 7.875%, 7/28/2045		432,000	496,800
Government of Ukraine, 7.75%, 9/01/2022		4,009,000	3,938,923
Government of Ukraine, 7.75%, 9/01/2024 (n)		2,600,000	2,493,951
Government of Ukraine, 7.75%, 9/01/2024		2,000,000	1,918,424
Government of Ukraine, 7.75%, 9/01/2025 (n)		2,600,000	2,441,026
Government of Ukraine, 7.75%, 9/01/2025		8,296,000	7,788,749
Government of Ukraine, 7.75%, 9/01/2026		3,351,000	3,080,976
Government of Ukraine, 7.75%, 9/01/2027		3,167,000	2,877,847
Government of Ukraine, 7.375%, 9/25/2032 (n)		2,141,000	1,809,145
Islamic Republic of Pakistan, 6.875%, 12/05/2027		1,604,000	1,451,846
Ivory Coast, 5.75%, 12/31/2032		2,635,325	2,371,824
Kingdom of Saudi Arabia, 4.5%, 4/17/2030 (n)		1,537,000	1,550,833
Kingdom of Saudi Arabia, 4.5%, 4/17/2030		2,125,000	2,144,125
Oriental Republic of Uruguay, 4.125%, 11/20/2045		1,312,000	1,219,504
Oriental Republic of Uruguay, 4.975%, 4/20/2055		3,778,000	3,789,334
Republic of Angola, 9.5%, 11/12/2025		1,435,000	1,580,609
Republic of Angola, 8.25%, 5/09/2028 (n)		6,528,000	6,488,819
Republic of Argentina, 6.875%, 4/22/2021		4,987,000	4,445,960
Republic of Argentina, 4.625%, 1/11/2023		7,576,000	5,962,312
Republic of Argentina, 7.5%, 4/22/2026		2,928,000	2,417,093
Republic of Argentina, 6.875%, 1/26/2027		4,875,000	3,814,687
Republic of Argentina, 5.875%, 1/11/2028		8,660,000	6,291,490
Republic of Argentina, 2.5%, 12/31/2038		3,066,000	1,655,640
Republic of Argentina, 7.625%, 4/22/2046		3,061,000	2,252,927
Republic of Belarus, 7.625%, 6/29/2027 (n)		2,102,000	2,189,443
Republic of Chile, 3.86%, 6/21/2047		424,000	404,284
Republic of Colombia, 6.125%, 1/18/2041		2,582,000	2,949,935
Republic of Colombia, 5%, 6/15/2045		8,844,000	8,899,275
Republic of Costa Rica, 7%, 4/04/2044		5,036,000	4,796,790
Republic of Cote d’Ivoire, 5.25%, 3/22/2030 (n)	EUR	2,432,000	2,593,890
Republic of Ecuador, 7.95%, 6/20/2024		$5,425,000	4,929,969
Republic of Ecuador, 9.625%, 6/02/2027		2,693,000	2,565,083
Republic of Ecuador, 7.875%, 1/23/2028 (n)		692,000	593,390
Republic of Ecuador, 7.875%, 1/23/2028		5,453,000	4,675,947
Republic of El Salvador, 7.65%, 6/15/2035		4,301,000	4,203,926
Republic of El Salvador, 7.625%, 2/01/2041		4,133,000	3,998,677
Republic of Guatemala, 4.5%, 5/03/2026		1,785,000	1,705,764
Republic of Hungary, 5.75%, 11/22/2023		3,988,000	4,331,965
Republic of Hungary, 5.375%, 3/25/2024		11,712,000	12,544,489
Republic of Indonesia, 4.75%, 1/08/2026 (n)		4,918,000	5,037,906
Republic of Indonesia, 4.35%, 1/08/2027		7,986,000	7,957,043
Republic of Indonesia, 3.5%, 1/11/2028		3,428,000	3,210,072

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Emerging Market Sovereign - continued
Republic of Indonesia, 4.1%, 4/24/2028		$1,749,000	$1,709,035
Republic of Indonesia, 6.75%, 1/15/2044 (n)		1,060,000	1,318,069
Republic of Kenya, 6.875%, 6/24/2024		3,222,000	3,159,622
Republic of Kenya, 7.25%, 2/28/2028 (n)		3,480,000	3,326,880
Republic of Kenya, 8.25%, 2/28/2048 (n)		1,974,000	1,842,010
Republic of Panama, 3.875%, 3/17/2028		2,654,000	2,647,365
Republic of Panama, 4.5%, 4/16/2050		1,283,000	1,279,793
Republic of Paraguay, 6.1%, 8/11/2044		3,090,000	3,391,275
Republic of Paraguay, 5.6%, 3/13/2048 (n)		1,194,000	1,217,880
Republic of Rwanda, 6.625%, 5/02/2023		1,257,000	1,261,148
Republic of Senegal, 4.75%, 3/13/2028 (n)	EUR	1,883,000	2,060,234
Republic of South Africa, 4.875%, 4/14/2026		$5,118,000	4,856,654
Republic of South Africa, 10.5%, 12/21/2026	ZAR	38,876,000	2,868,808
Republic of South Africa, 4.85%, 9/27/2027		$3,468,000	3,234,132
Republic of South Africa, 5.875%, 6/22/2030		4,330,000	4,238,637
Republic of South Africa, 7%, 2/28/2031	ZAR	94,166,000	5,267,401
Republic of South Africa, 5.65%, 9/27/2047		$4,533,000	4,050,462
Republic of Sri Lanka, 5.75%, 4/18/2023 (n)		2,553,000	2,488,486
Republic of Sri Lanka, 6.125%, 6/03/2025		7,062,000	6,761,865
Republic of Sri Lanka, 6.85%, 11/03/2025		4,040,000	4,021,844
Republic of Sri Lanka, 6.825%, 7/18/2026		6,686,000	6,621,219
Republic of Turkey, 3.25%, 3/23/2023		2,486,000	1,995,015
Republic of Turkey, 5.75%, 3/22/2024		3,383,000	2,907,039
Republic of Turkey, 7.375%, 2/05/2025		1,983,000	1,808,496
Republic of Turkey, 6%, 3/25/2027		13,331,000	10,984,984
Republic of Turkey, 5.125%, 2/17/2028		1,828,000	1,394,015
Republic of Turkey, 6.125%, 10/24/2028		1,329,000	1,077,351
Republic of Turkey, 6.875%, 3/17/2036		1,403,000	1,129,415
Russian Federation, 4.75%, 5/27/2026		5,400,000	5,361,422
Russian Federation, 4.25%, 6/23/2027		1,600,000	1,525,680
Russian Federation, 4.375%, 3/21/2029 (n)		7,800,000	7,425,912
Russian Federation, 5.25%, 6/23/2047 (n)		800,000	759,218
Russian Federation, 5.25%, 6/23/2047		2,400,000	2,277,653
Socialist Republic of Vietnam, 4.8%, 11/19/2024		1,543,000	1,577,662
State of Qatar, 5.103%, 4/23/2048 (n)		4,896,000	5,035,174
United Mexican States, 3.75%, 1/11/2028		2,895,000	2,753,145
United Mexican States, 8.5%, 5/31/2029	MXN	29,290,000	1,594,855

			$320,792,962
Energy - Independent - 0.2%
Afren PLC, 11.5%, 2/01/2019 (a)(d)(z)		$200,000	$250
Hunt Oil Co. of Peru LLC, 6.375%, 6/01/2028 (n)		1,986,000	2,060,673

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Energy - Independent - continued
Hunt Oil Co. of Peru LLC, 6.375%, 6/01/2028	$1,526,000	$1,583,378
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)	2,119,000	2,002,455

		$5,646,756
Energy - Integrated - 0.0%
Inkia Energy Ltd., 5.875%, 11/09/2027 (n)	$901,000	$869,465

Food & Beverages - 0.3%
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/01/2021	$3,037,000	$3,002,257
Central American Bottling Corp., 5.75%, 1/31/2027 (n)	800,000	792,000
Corporacion Lindley S.A., 6.75%, 11/23/2021 (n)	1,145,000	1,223,719
Corporacion Lindley S.A., 6.75%, 11/23/2021	1,010,000	1,079,437
MHP Lux S.A., 6.95%, 4/03/2026 (n)	3,200,000	2,977,600

		$9,075,013
Gaming & Lodging - 0.1%
Sands China Ltd., 4.6%, 8/08/2023 (n)	$1,949,000	$1,958,704
Sands China Ltd., 5.4%, 8/08/2028 (n)	2,871,000	2,896,721

		$4,855,425
Industrial - 0.0%
Indika Energy Capital II Pte. Ltd., 5.875%, 11/09/2024 (n)	$1,412,000	$1,299,112

Local Authorities - 0.3%
Buenos Aires Province, 7.5%, 6/01/2027 (n)	$1,989,000	$1,578,788
Province of Santa Fe, 6.9%, 11/01/2027	2,012,000	1,476,325
Provincia de Cordoba, 7.125%, 6/10/2021	7,306,000	6,274,393

		$9,329,506
Major Banks - 0.3%
Bank of America Corp., 3.124% to 1/20/2022, FLR (LIBOR-3mo. + 1.16%) to 1/20/2023	$2,175,000	$2,144,839
JPMorgan Chase & Co., 2.295%, 8/15/2021	2,380,000	2,319,173
Sumitomo Mitsui Banking Corp., 2.45%, 1/16/2020	3,623,000	3,590,076
UBS Group Funding (Switzerland) AG, 3.491%, 5/23/2023 (n)	829,000	818,535

		$8,872,623
Metals & Mining - 0.1%
Petra Diamonds U.S. Treasury PLC, 7.25%, 5/01/2022 (n)	$682,000	$656,425
Petra Diamonds U.S. Treasury PLC, 7.25%, 5/01/2022	2,699,000	2,597,787

		$3,254,212

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Mortgage-Backed - 11.7%
Fannie Mae, 5%, 9/01/2018 - 3/01/2042	$7,538,671	$8,071,684
Fannie Mae, 5.51%, 3/01/2019	104,272	104,305
Fannie Mae, 4.5%, 6/01/2019 - 8/01/2046	28,871,810	30,189,341
Fannie Mae, 5.5%, 7/01/2019 - 4/01/2040	5,737,750	6,246,974
Fannie Mae, 4.783%, 8/01/2019	59,694	60,634
Fannie Mae, 5.05%, 8/01/2019	21,743	22,076
Fannie Mae, 4.6%, 9/01/2019	118,327	120,145
Fannie Mae, 4.67%, 9/01/2019	26,558	27,013
Fannie Mae, 4.45%, 10/01/2019	81,817	83,128
Fannie Mae, 4.14%, 8/01/2020	38,462	39,265
Fannie Mae, 5.19%, 9/01/2020	84,794	86,484
Fannie Mae, 3.416%, 10/01/2020	548,972	550,877
Fannie Mae, 4.58%, 1/01/2021	554,073	565,420
Fannie Mae, 3.99%, 7/01/2021	664,131	679,286
Fannie Mae, 6%, 7/01/2021 - 6/01/2038	384,118	421,079
Fannie Mae, 2.152%, 1/25/2023	1,298,000	1,250,328
Fannie Mae, 2.41%, 5/01/2023	227,837	222,008
Fannie Mae, 2.55%, 5/01/2023	196,567	192,684
Fannie Mae, 2.62%, 5/01/2023	270,211	265,659
Fannie Mae, 3.65%, 9/01/2023	794,770	809,517
Fannie Mae, 3.78%, 10/01/2023	466,294	476,365
Fannie Mae, 3.92%, 10/01/2023	987,000	1,018,401
Fannie Mae, 2.7%, 7/01/2025	680,000	659,737
Fannie Mae, 3.59%, 9/01/2026	366,496	372,733
Fannie Mae, 2.683%, 12/25/2026	3,827,000	3,614,515
Fannie Mae, 3.144%, 3/25/2028	2,027,000	1,968,816
Fannie Mae, 4.01%, 1/01/2029	698,908	732,050
Fannie Mae, 4.96%, 6/01/2030	1,136,303	1,235,978
Fannie Mae, 3%, 12/01/2031 - 11/01/2046	19,164,193	18,793,951
Fannie Mae, 6.5%, 1/01/2033 - 10/01/2037	102,529	113,479
Fannie Mae, 4%, 9/01/2040 - 9/01/2047	65,840,388	67,442,254
Fannie Mae, 3.5%, 1/01/2042 - 8/01/2047	74,486,700	74,227,711
Fannie Mae, 2%, 5/25/2044	1,258,241	1,200,799
Fannie Mae, TBA, 4.5%, 9/01/2048	15,210,000	15,794,444
Freddie Mac, 5%, 9/01/2018 - 6/01/2040	179,456	187,803
Freddie Mac, 2.303%, 9/25/2018	593,839	592,828
Freddie Mac, 2.323%, 10/25/2018	1,649,673	1,646,856
Freddie Mac, 1.72%, 1/25/2019	36,103	36,008
Freddie Mac, 2.13%, 1/25/2019	1,559,020	1,555,230
Freddie Mac, 2.086%, 3/25/2019	1,400,000	1,395,068
Freddie Mac, 5.085%, 3/25/2019	2,160,000	2,174,619
Freddie Mac, 1.883%, 5/25/2019	980,835	976,189
Freddie Mac, 2.456%, 8/25/2019	2,109,000	2,103,726

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Mortgage-Backed - continued
Freddie Mac, 4.186%, 8/25/2019	$1,484,668	$1,499,811
Freddie Mac, 4.251%, 1/25/2020	400,000	405,236
Freddie Mac, 4.224%, 3/25/2020	315,863	321,375
Freddie Mac, 3.808%, 8/25/2020	806,000	817,655
Freddie Mac, 3.034%, 10/25/2020	505,000	505,906
Freddie Mac, 2.856%, 1/25/2021	1,434,000	1,431,293
Freddie Mac, 6%, 5/01/2021 - 10/01/2038	465,178	511,856
Freddie Mac, 2.791%, 1/25/2022	2,010,000	1,998,399
Freddie Mac, 2.455%, 3/25/2022	1,612,472	1,588,105
Freddie Mac, 2.716%, 6/25/2022	1,295,920	1,284,241
Freddie Mac, 2.51%, 11/25/2022	2,731,000	2,679,698
Freddie Mac, 2.637%, 1/25/2023	1,000,000	985,696
Freddie Mac, 3.32%, 2/25/2023	1,277,000	1,291,409
Freddie Mac, 3.25%, 4/25/2023	1,700,000	1,717,426
Freddie Mac, 3.3%, 4/25/2023 - 10/25/2026	4,285,940	4,307,175
Freddie Mac, 3.06%, 7/25/2023	886,000	886,468
Freddie Mac, 2.454%, 8/25/2023	7,333,000	7,139,711
Freddie Mac, 3.458%, 8/25/2023	675,000	687,287
Freddie Mac, 1.018%, 4/25/2024 (i)	21,374,001	864,095
Freddie Mac, 0.747%, 7/25/2024 (i)	25,033,109	755,544
Freddie Mac, 3.303%, 7/25/2024	5,037,000	5,086,224
Freddie Mac, 3.064%, 8/25/2024	2,626,852	2,618,485
Freddie Mac, 4.5%, 9/01/2024 - 5/01/2042	2,779,452	2,916,265
Freddie Mac, 2.67%, 12/25/2024	2,555,000	2,491,783
Freddie Mac, 2.811%, 1/25/2025	2,125,000	2,085,942
Freddie Mac, 3.023%, 1/25/2025	1,000,000	993,024
Freddie Mac, 3.329%, 5/25/2025	5,166,000	5,215,841
Freddie Mac, 3.284%, 6/25/2025	5,000,000	5,032,054
Freddie Mac, 4%, 7/01/2025 - 4/01/2044	2,700,144	2,763,737
Freddie Mac, 3.01%, 7/25/2025	1,775,000	1,756,078
Freddie Mac, 2.745%, 1/25/2026	3,263,000	3,159,759
Freddie Mac, 2.673%, 3/25/2026	2,368,000	2,278,416
Freddie Mac, 3.224%, 3/25/2027	3,227,000	3,200,664
Freddie Mac, 3.243%, 4/25/2027	3,546,000	3,518,499
Freddie Mac, 3.117%, 6/25/2027	2,090,000	2,053,762
Freddie Mac, 0.714%, 7/25/2027 (i)	45,795,968	2,025,139
Freddie Mac, 3.194%, 7/25/2027	3,516,000	3,471,420
Freddie Mac, 0.568%, 8/25/2027 (i)	35,186,747	1,182,078
Freddie Mac, 3.187%, 9/25/2027	2,414,000	2,379,223
Freddie Mac, 3.286%, 11/25/2027	3,301,000	3,275,418
Freddie Mac, 3.444%, 12/25/2027	1,076,000	1,078,412
Freddie Mac, 0.427%, 1/25/2028 (i)	64,233,796	1,660,681
Freddie Mac, 0.435%, 1/25/2028 (i)	26,471,986	706,124

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Mortgage-Backed - continued
Freddie Mac, 0.27%, 2/25/2028 (i)	$79,194,363	$1,099,986
Freddie Mac, 0.263%, 4/25/2028 (i)	50,802,550	660,890
Freddie Mac, 3.85%, 5/25/2028	2,253,000	2,330,026
Freddie Mac, 5.5%, 6/01/2030 - 6/01/2041	801,004	868,448
Freddie Mac, 6.5%, 5/01/2037	15,618	17,249
Freddie Mac, 3.5%, 12/01/2041 - 1/01/2047	25,616,259	25,550,354
Freddie Mac, 3%, 4/01/2043 - 3/01/2047	26,782,239	26,021,618
Ginnie Mae, 5.5%, 5/15/2033 - 1/20/2042	329,179	357,420
Ginnie Mae, 4.5%, 7/20/2033 - 9/20/2041	5,310,381	5,593,712
Ginnie Mae, 4%, 10/15/2039 - 4/20/2041	257,018	264,905
Ginnie Mae, 3.5%, 12/15/2041 - 4/20/2047	9,212,813	9,308,407
Ginnie Mae, 3%, 11/20/2047	6,792,644	6,648,945
Ginnie Mae, 6.158%, 4/20/2058	3,399	3,579
Ginnie Mae, 0.658%, 2/16/2059 (i)	3,225,990	195,990

		$419,876,410
Municipals - 0.3%
New Jersey Economic Development Authority State Pension
Funding Rev., Capital Appreciation, “B”, AGM, 0%, 2/15/2023	$6,363,000	$5,413,513
Philadelphia PA, School District Rev., “A”, AGM, 5.995%, 9/01/2030	1,210,000	1,410,098
State of California (Build America Bonds), 7.6%, 11/01/2040	2,320,000	3,505,543
University of California Rev. (Build America Bonds), 5.77%, 5/15/2043	60,000	73,742

		$10,402,896
Natural Gas - Distribution - 0.2%
GNL Quintero S.A., 4.634%, 7/31/2029 (n)	$4,778,000	$4,718,275
Infraestructura Energética Nova S.A.B. de C.V, 4.875%, 1/14/2048 (n)	4,200,000	3,622,500

		$8,340,775
Natural Gas - Pipeline - 0.2%
Peru LNG, 5.375%, 3/22/2030 (n)	$3,644,000	$3,705,493
Peru LNG, 5.375%, 3/22/2030	1,542,000	1,568,021

		$5,273,514
Network & Telecom - 0.3%
Empresa Nacional de Telecomunicaciones S.A., 4.75%, 8/01/2026	$5,020,000	$4,831,765
Telefonica Celular del Paraguay S.A., 6.75%, 12/13/2022 (n)	3,437,000	3,506,393
WTT Investment Ltd., 5.5%, 11/21/2022 (n)	3,800,000	3,802,423

		$12,140,581

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Oil Services - 0.0%
Shelf Drill Holdings Ltd., 8.25%, 2/15/2025 (n)	$1,288,000	$1,320,200

Other Banks & Diversified Financials - 0.3%
Banque Federative du Credit Mutuel S.A., 2.5%, 4/13/2021 (n)	$1,152,000	$1,123,408
ING Groep N.V., 3.15%, 3/29/2022	1,585,000	1,562,506
Kazkommertsbank JSC, 5.5%, 12/21/2022	8,000,000	7,991,360

		$10,677,274
Restaurants - 0.1%
McDonald’s Corp., 2.75%, 12/09/2020	$453,000	$450,542
Starbucks Corp., 3.8%, 8/15/2025	2,396,000	2,396,053

		$2,846,595
Supermarkets - 0.0%
Evrotorg LLC, 8.75%, 10/30/2022 (n)	$1,028,000	$1,013,814

Supranational - 0.0%
Inter-American Development Bank, 4.375%, 1/24/2044	$511,000	$612,037

Tobacco - 0.0%
BAT Capital Corp., 2.764%, 8/15/2022 (n)	$1,508,000	$1,461,434

Transportation - 0.1%
Adani Ports and Special Economic Zone Ltd., 4%, 7/30/2027 (n)	$5,300,000	$4,868,050

Transportation - Services - 0.2%
Rumo Luxembourg S.à r.l., 7.375%, 2/09/2024	$2,508,000	$2,507,624
Rumo Luxembourg S.à r.l., 5.875%, 1/18/2025 (n)	1,231,000	1,114,424
Rumo Luxembourg S.à r.l., “A”, 7.375%, 2/09/2024 (n)	632,000	631,905
Topaz Marine S.A, 9.125%, 7/26/2022	1,340,000	1,357,742

		$5,611,695
U.S. Government Agencies and Equivalents - 1.2%
AID-Tunisia, 2.452%, 7/24/2021	$728,000	$719,586
AID-Ukraine, 1.844%, 5/16/2019	3,674,000	3,654,954
AID-Ukraine, 1.847%, 5/29/2020	8,820,000	8,692,710
Fannie Mae, 1.75%, 11/26/2019	4,750,000	4,704,889
Fannie Mae, 1.625%, 1/21/2020	7,500,000	7,401,263
Freddie Mac, 1.5%, 10/21/2019	9,000,000	8,898,678
Hashemite Kingdom of Jordan, 1.945%, 6/23/2019	987,000	981,920
Hashemite Kingdom of Jordan, 2.503%, 10/30/2020	1,108,000	1,101,355
Private Export Funding Corp., 2.25%, 3/15/2020	419,000	416,017
Private Export Funding Corp., 2.3%, 9/15/2020	2,000,000	1,979,012
Small Business Administration, 6.34%, 5/01/2021	13,654	13,944

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
U.S. Government Agencies and Equivalents - continued
Small Business Administration, 6.07%, 3/01/2022	$14,146	$14,514
Small Business Administration, 5.16%, 2/01/2028	61,488	64,117
Small Business Administration, 2.21%, 2/01/2033	240,421	230,096
Small Business Administration, 2.22%, 3/01/2033	441,613	423,803
Small Business Administration, 3.15%, 7/01/2033	499,547	503,114
Small Business Administration, 3.16%, 8/01/2033	566,896	571,489
Small Business Administration, 3.62%, 9/01/2033	484,497	494,385
Tennessee Valley Authority, 1.75%, 10/15/2018	863,000	862,666

		$41,728,512
U.S. Treasury Obligations - 7.5%
U.S. Treasury Bonds, 6.375%, 8/15/2027	$106,000	$135,502
U.S. Treasury Bonds, 5.25%, 2/15/2029	2,965,000	3,600,853
U.S. Treasury Bonds, 4.375%, 2/15/2038	1,349,000	1,637,876
U.S. Treasury Bonds, 4.5%, 8/15/2039	401,000	497,365
U.S. Treasury Bonds, 3.125%, 2/15/2043	9,137,900	9,328,154
U.S. Treasury Bonds, 2.875%, 5/15/2043	17,378,300	16,984,573
U.S. Treasury Bonds, 2.5%, 2/15/2045	33,851,000	30,706,560
U.S. Treasury Bonds, 2.875%, 11/15/2046	15,414,000	15,022,027
U.S. Treasury Notes, 2.75%, 2/15/2019	12,449,000	12,475,260
U.S. Treasury Notes, 1.625%, 6/30/2019 (f)	18,038,000	17,919,626
U.S. Treasury Notes, 2.625%, 8/15/2020	6,082,000	6,081,287
U.S. Treasury Notes, 2%, 11/30/2020	22,044,000	21,728,839
U.S. Treasury Notes, 3.125%, 5/15/2021	3,748,000	3,790,311
U.S. Treasury Notes, 1.75%, 11/30/2021	75,932,000	73,680,735
U.S. Treasury Notes, 1.75%, 5/15/2022	3,949,000	3,814,487
U.S. Treasury Notes, 2.5%, 8/15/2023	29,025,000	28,701,870
U.S. Treasury Notes, 2.75%, 2/15/2024	7,855,000	7,850,091
U.S. Treasury Notes, 2.5%, 5/15/2024	4,680,000	4,612,725
U.S. Treasury Notes, 2.25%, 8/15/2027	12,050,000	11,479,508

		$270,047,649
Utilities - Electric Power - 0.9%
Azure Power Energy Ltd., 5.5%, 11/03/2022 (n)	$3,114,000	$2,923,299
Cerro del Aguila S.A., 4.125%, 8/16/2027 (n)	1,409,000	1,313,892
Enel Finance International N.V., 2.875%, 5/25/2022 (n)	2,073,000	1,994,330
Energuate Trust, 5.875%, 5/03/2027 (n)	762,000	727,710
Engie Energia Chile S.A., 5.625%, 1/15/2021	2,177,000	2,261,912
Engie Energia Chile S.A., 4.5%, 1/29/2025 (n)	2,824,000	2,828,942
Genneia S.A., 8.75%, 1/20/2022 (n)	1,250,000	1,081,250
Greenko Dutch B.V., 5.25%, 7/24/2024 (n)	7,661,000	7,099,870
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)	1,536,000	1,486,080
Transelec S.A., 4.25%, 1/14/2025 (n)	2,631,000	2,588,930

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Utilities - Electric Power - continued
Transelec S.A., 4.25%, 1/14/2025	$1,953,000	$1,921,772
Transelec S.A., 3.875%, 1/12/2029 (n)	3,854,000	3,564,989
Virginia Electric & Power Co., 3.5%, 3/15/2027	813,000	805,430

		$30,598,406
Utilities - Gas - 0.0%
Gas Natural de Lima y Callao S.A., 4.375%, 4/01/2023	1,259,000	1,255,852
Total Bonds (Identified Cost, $1,465,446,249)		$1,409,983,318

Convertible Preferred Stocks - 0.1%
Utilities - Electric Power - 0.1%
NextEra Energy, Inc., 6.123%	27,684	$1,580,756
NextEra Energy, Inc., 6.371%	34,435	2,600,683
Total Convertible Preferred Stocks (Identified Cost, $3,885,563)		$4,181,439

Investment Companies (h) - 20.4%
Mutual Funds - 18.0%
MFS High Yield Pooled Portfolio (v)	71,491,589	$649,143,630

Money Market Funds - 2.4%
MFS Institutional Money Market Portfolio, 2.03% (v)	84,658,966	$84,658,965
Total Investment Companies (Identified Cost, $731,145,933)		$733,802,595

Collateral for Securities Loaned - 0.3%
JPMorgan U.S. Government Money Market Fund, 1.86% (j) (Identified Cost, $10,414,905)	10,414,905	$10,414,905

Other Assets, Less Liabilities - (0.2)%		(6,087,340)
Net Assets - 100.0%		$3,604,638,322

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $733,802,595 and $2,876,923,067, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.

Portfolio of Investments (unaudited) – continued

(n)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $281,486,815, representing 7.8% of net assets.

(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)

Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Afren PLC, 11.5%, 2/01/2019	11/20/15	$194,048	$250
% of Net assets			0.0%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CJSC	Closed Joint Stock Company
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
PJSC	Public Joint Stock Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
THB	Thailand Baht
ZAR	South African Rand

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 8/31/18

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	4,338,750	BRL	16,420,000	JPMorgan Chase Bank N.A.	10/02/2018	$319,642
USD	2,996,977	CLP	2,008,424,000	Barclays Bank PLC	10/01/2018	47,174
USD	3,249,314	COP	9,377,519,000	Barclays Bank PLC	9/13/2018	172,465
USD	5,070,643	EUR	4,315,000	Goldman Sachs International	10/17/2018	45,856
USD	3,090,587	IDR	45,162,752,000	JPMorgan Chase Bank N.A.	9/07/2018	25,391
USD	1,627,433	MXN	31,146,627	UBS AG	10/17/2018	8,078
USD	2,767,491	ZAR	37,278,099	Barclays Bank PLC	10/17/2018	245,559
USD	1,714,909	ZAR	23,004,000	Citibank N.A.	10/17/2018	158,646

						$1,022,811

Liability Derivatives
BRL	16,421,000	USD	4,323,270	JPMorgan Chase Bank N.A.	10/02/2018	$(303,916)
CLP	2,008,425,000	USD	3,141,846	JPMorgan Chase Bank N.A.	10/01/2018	(192,042)
COP	18,401,794,000	USD	6,366,852	JPMorgan Chase Bank N.A.	9/13/2018	(329,058)
IDR	45,162,752,000	USD	3,087,207	JPMorgan Chase Bank N.A.	9/07/2018	(22,011)
MXN	58,785,481	USD	3,096,515	JPMorgan Chase Bank N.A.	10/17/2018	(40,178)
THB	105,623,000	USD	3,233,522	JPMorgan Chase Bank N.A.	9/13/2018	(8,998)
ZAR	16,508,000	USD	1,245,418	JPMorgan Chase Bank N.A.	10/17/2018	(128,622)

						$(1,024,825)

Portfolio of Investments (unaudited) – continued

Futures Contracts

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Long	USD	70	$8,418,594	December - 2018	$18,513
U.S. Treasury Note 5 yr	Long	USD	38	4,309,140	December - 2018	4,913

						$23,426

At August 31, 2018, the fund had cash collateral of $410,000 and other liquid securities with an aggregate value of $105,305 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 8/31/18 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value, including $9,916,684 of securities on loan (identified cost, $2,720,706,076)	$2,876,923,067
Investments in affiliated issuers, at value (identified cost, $731,145,933)	733,802,595
Cash	1,748,973
Foreign currency, at value (identified cost, $1,632,635)	1,632,635
Restricted cash for
Forward foreign currency exchange contracts	410,000
Receivables for
Forward foreign currency exchange contracts	1,022,811
Daily variation margin on open futures contracts	11,524
Investments sold	19,568,027
Fund shares sold	5,279,783
Interest and dividends	17,661,828
Other assets	3,685
Total assets	$3,658,064,928
Liabilities
Payables for
Distributions	$1,043,999
Forward foreign currency exchange contracts	1,024,825
Investments purchased	16,739,770
TBA purchase commitments	15,758,986
Fund shares reacquired	6,125,364
Collateral for securities loaned, at value	10,414,905
Payable to affiliates
Investment adviser	119,328
Shareholder servicing costs	1,753,214
Distribution and service fees	62,783
Payable for independent Trustees’ compensation	10
Deferred country tax expense payable	262,499
Accrued expenses and other liabilities	120,923
Total liabilities	$53,426,606
Net assets	$3,604,638,322
Net assets consist of
Paid-in capital	$3,482,907,025
Unrealized appreciation (depreciation) (net of $260,157 deferred country tax)	158,630,660
Accumulated distributions in excess of net realized gain	(39,835,526)
Undistributed net investment income	2,936,163
Net assets	$3,604,638,322
Shares of beneficial interest outstanding	293,446,990

Statement of Assets and Liabilities – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,331,633,024	108,380,591	$12.29
Class C	815,924,870	66,449,490	12.28
Class I	1,205,081,867	98,107,747	12.28
Class R1	314,698	25,647	12.27
Class R2	3,819,145	311,021	12.28
Class R3	19,517,703	1,588,252	12.29
Class R4	9,736,350	792,349	12.29
Class R6	218,610,665	17,791,893	12.29

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $12.84 [100 / 95.75 x $12.29]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 8/31/18 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends	$39,303,169
Interest	29,252,173
Dividends from affiliated issuers	20,702,579
Income on securities loaned	76,742
Other	76,001
Foreign taxes withheld	(1,428,553)
Total investment income	$87,982,111
Expenses
Management fee	$11,168,560
Distribution and service fees	6,072,183
Shareholder servicing costs	1,986,399
Administrative services fee	284,292
Independent Trustees’ compensation	19,639
Custodian fee	188,294
Shareholder communications	111,819
Audit and tax fees	36,017
Legal fees	20,698
Miscellaneous	171,276
Total expenses	$20,059,177
Fees paid indirectly	(7,040)
Reduction of expenses by investment adviser and distributor	(182,224)
Net expenses	$19,869,913
Net investment income (loss)	$68,112,198
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $115,114 country tax)	$16,437,629
Affiliated issuers	(9,290,496)
Futures contracts	(15,457)
Forward foreign currency exchange contracts	(766,405)
Foreign currency	(288,201)
Net realized gain (loss)	$6,077,070
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $465,880 decrease in deferred country tax)	$58,803,195
Affiliated issuers	75,050
Futures contracts	52,015
Forward foreign currency exchange contracts	(170,532)
Translation of assets and liabilities in foreign currencies	(71,892)
Net unrealized gain (loss)	$58,687,836
Net realized and unrealized gain (loss)	$64,764,906
Change in net assets from operations	$132,877,104

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 8/31/18 (unaudited)	Year ended 2/28/18
From operations
Net investment income (loss)	$68,112,198	$115,372,486
Net realized gain (loss)	6,077,070	46,091,730
Net unrealized gain (loss)	58,687,836	(79,958,533)
Change in net assets from operations	$132,877,104	$81,505,683
Distributions declared to shareholders
From net investment income	$(57,878,019)	$(123,629,741)
From net realized gain	(18,120,815)	(19,502,238)
Total distributions declared to shareholders	$(75,998,834)	$(143,131,979)
Change in net assets from fund share transactions	$(345,129,468)	$106,505,070
Total change in net assets	$(288,251,198)	$44,878,774
Net assets
At beginning of period	3,892,889,520	3,848,010,746
At end of period (including undistributed net investment income of $2,936,163 and accumulated distributions in excess of net investment income of $7,298,016, respectively)	$3,604,638,322	$3,892,889,520

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 8/31/18		Year ended
Class A			2/28/18	2/28/17		2/29/16	2/28/15	2/28/14
	(unaudited)
Net asset value, beginning of period	$12.10		$12.28	$11.22		$12.70	$12.21	$11.82
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23		$0.37	$0.39		$0.38	$0.34	$0.34
Net realized and unrealized gain (loss)	0.21		(0.10)	1.08		(1.06)	0.75	0.57
Total from investment operations	$0.44		$0.27	$1.47		$(0.68)	$1.09	$0.91
Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.39)	$(0.41)		$(0.39)	$(0.36)	$(0.35)
From net realized gain	(0.06)		(0.06)	(0.00	)(w)	(0.41)	(0.24)	(0.17)
Total distributions declared to shareholders	$(0.25)		$(0.45)	$(0.41)		$(0.80)	$(0.60)	$(0.52)
Net asset value, end of period (x)	$12.29		$12.10	$12.28		$11.22	$12.70	$12.21
Total return (%) (r)(s)(t)(x)	3.71	(n)	2.19	13.26		(5.53)	9.09	7.87
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.00	(a)	0.99	1.02		1.06	1.06	1.07
Expenses after expense reductions (f)(h)	0.99	(a)	0.98	1.00		1.01	1.03	1.06
Net investment income (loss)	3.70	(a)	2.97	3.25		3.17	2.70	2.83
Portfolio turnover	20	(n)	44	46		62	48	63
Net assets at end of period (000 omitted)	$1,331,633		$1,343,257	$1,321,135		$1,408,719	$1,334,418	$1,071,400

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 8/31/18		Year ended
Class C			2/28/18	2/28/17		2/29/16	2/28/15	2/28/14
	(unaudited)
Net asset value, beginning of period	$12.09		$12.28	$11.22		$12.70	$12.20	$11.82
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18		$0.28	$0.30		$0.29	$0.24	$0.25
Net realized and unrealized gain (loss)	0.22		(0.11)	1.08		(1.06)	0.77	0.56
Total from investment operations	$0.40		$0.17	$1.38		$(0.77)	$1.01	$0.81
Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.30)	$(0.32)		$(0.30)	$(0.27)	$(0.26)
From net realized gain	(0.06)		(0.06)	(0.00	)(w)	(0.41)	(0.24)	(0.17)
Total distributions declared to shareholders	$(0.21)		$(0.36)	$(0.32)		$(0.71)	$(0.51)	$(0.43)
Net asset value, end of period (x)	$12.28		$12.09	$12.28		$11.22	$12.70	$12.20
Total return (%) (r)(s)(t)(x)	3.33	(n)	1.34	12.43		(6.24)	8.36	6.97
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.75	(a)	1.74	1.77		1.81	1.81	1.82
Expenses after expense reductions (f)(h)	1.74	(a)	1.73	1.75		1.76	1.78	1.81
Net investment income (loss)	2.97	(a)	2.23	2.50		2.42	1.96	2.08
Portfolio turnover	20	(n)	44	46		62	48	63
Net assets at end of period (000 omitted)	$815,925		$931,292	$1,046,946		$939,801	$859,969	$630,810

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 8/31/18		Year ended
Class I			2/28/18	2/28/17		2/29/16	2/28/15	2/28/14
	(unaudited)
Net asset value, beginning of period	$12.09		$12.28	$11.22		$12.70	$12.21	$11.82
Income (loss) from investment operations
Net investment income (loss) (d)	$0.24		$0.40	$0.41		$0.41	$0.37	$0.37
Net realized and unrealized gain (loss)	0.22		(0.11)	1.09		(1.06)	0.75	0.57
Total from investment operations	$0.46		$0.29	$1.50		$(0.65)	$1.12	$0.94
Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.42)	$(0.44)		$(0.42)	$(0.39)	$(0.38)
From net realized gain	(0.06)		(0.06)	(0.00	)(w)	(0.41)	(0.24)	(0.17)
Total distributions declared to shareholders	$(0.27)		$(0.48)	$(0.44)		$(0.83)	$(0.63)	$(0.55)
Net asset value, end of period (x)	$12.28		$12.09	$12.28		$11.22	$12.70	$12.21
Total return (%) (r)(s)(t)(x)	3.84	(n)	2.36	13.54		(5.29)	9.36	8.14
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.75	(a)	0.74	0.77		0.81	0.81	0.82
Expenses after expense reductions (f)(h)	0.74	(a)	0.73	0.75		0.76	0.78	0.81
Net investment income (loss)	3.96	(a)	3.23	3.44		3.42	2.97	3.08
Portfolio turnover	20	(n)	44	46		62	48	63
Net assets at end of period (000 omitted)	$1,205,082		$1,371,333	$1,434,280		$692,677	$721,242	$371,274

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 8/31/18		Year ended
Class R1			2/28/18	2/28/17		2/29/16	2/28/15	2/28/14
	(unaudited)
Net asset value, beginning of period	$12.08		$12.26	$11.21		$12.68	$12.20	$11.81
Income (loss) from investment operations
Net investment income (loss) (d)	$0.19		$0.28	$0.31		$0.29	$0.24	$0.25
Net realized and unrealized gain (loss)	0.21		(0.10)	1.06		(1.05)	0.75	0.57
Total from investment operations	$0.40		$0.18	$1.37		$(0.76)	$0.99	$0.82
Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.30)	$(0.32)		$(0.30)	$(0.27)	$(0.26)
From net realized gain	(0.06)		(0.06)	(0.00	)(w)	(0.41)	(0.24)	(0.17)
Total distributions declared to shareholders	$(0.21)		$(0.36)	$(0.32)		$(0.71)	$(0.51)	$(0.43)
Net asset value, end of period (x)	$12.27		$12.08	$12.26		$11.21	$12.68	$12.20
Total return (%) (r)(s)(t)(x)	3.33	(n)	1.42	12.35		(6.17)	8.20	7.06
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.75	(a)	1.75	1.77		1.81	1.81	1.82
Expenses after expense reductions (f)(h)	1.74	(a)	1.74	1.75		1.76	1.78	1.81
Net investment income (loss)	3.03	(a)	2.29	2.55		2.43	1.95	2.11
Portfolio turnover	20	(n)	44	46		62	48	63
Net assets at end of period (000 omitted)	$315		$573	$938		$1,268	$918	$775

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 8/31/18		Year ended
Class R2			2/28/18	2/28/17		2/29/16	2/28/15	2/28/14
	(unaudited)
Net asset value, beginning of period	$12.09		$12.28	$11.22		$12.70	$12.20	$11.82
Income (loss) from investment operations
Net investment income (loss) (d)	$0.21		$0.34	$0.36		$0.35	$0.31	$0.31
Net realized and unrealized gain (loss)	0.22		(0.11)	1.08		(1.06)	0.76	0.56
Total from investment operations	$0.43		$0.23	$1.44		$(0.71)	$1.07	$0.87
Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.36)	$(0.38)		$(0.36)	$(0.33)	$(0.32)
From net realized gain	(0.06)		(0.06)	(0.00	)(w)	(0.41)	(0.24)	(0.17)
Total distributions declared to shareholders	$(0.24)		$(0.42)	$(0.38)		$(0.77)	$(0.57)	$(0.49)
Net asset value, end of period (x)	$12.28		$12.09	$12.28		$11.22	$12.70	$12.20
Total return (%) (r)(s)(t)(x)	3.59	(n)	1.85	12.98		(5.77)	8.90	7.51
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.25	(a)	1.24	1.27		1.31	1.31	1.32
Expenses after expense reductions (f)(h)	1.24	(a)	1.23	1.25		1.26	1.28	1.31
Net investment income (loss)	3.47	(a)	2.73	2.99		2.94	2.47	2.59
Portfolio turnover	20	(n)	44	46		62	48	63
Net assets at end of period (000 omitted)	$3,819		$4,396	$4,223		$3,139	$2,113	$1,180

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 8/31/18		Year ended
Class R3			2/28/18	2/28/17		2/29/16	2/28/15	2/28/14
	(unaudited)
Net asset value, beginning of period	$12.10		$12.28	$11.23		$12.71	$12.21	$11.83
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23		$0.37	$0.39		$0.38	$0.34	$0.34
Net realized and unrealized gain (loss)	0.21		(0.10)	1.07		(1.06)	0.76	0.56
Total from investment operations	$0.44		$0.27	$1.46		$(0.68)	$1.10	$0.90
Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.39)	$(0.41)		$(0.39)	$(0.36)	$(0.35)
From net realized gain	(0.06)		(0.06)	(0.00	)(w)	(0.41)	(0.24)	(0.17)
Total distributions declared to shareholders	$(0.25)		$(0.45)	$(0.41)		$(0.80)	$(0.60)	$(0.52)
Net asset value, end of period (x)	$12.29		$12.10	$12.28		$11.23	$12.71	$12.21
Total return (%) (r)(s)(t)(x)	3.71	(n)	2.19	13.16		(5.52)	9.17	7.77
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.00	(a)	0.99	1.02		1.07	1.06	1.07
Expenses after expense reductions (f)(h)	0.99	(a)	0.98	1.00		1.02	1.03	1.06
Net investment income (loss)	3.71	(a)	2.97	3.24		3.19	2.70	2.84
Portfolio turnover	20	(n)	44	46		62	48	63
Net assets at end of period (000 omitted)	$19,518		$20,013	$19,274		$15,393	$7,995	$5,256

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 8/31/18		Year ended
Class R4			2/28/18	2/28/17		2/29/16	2/28/15	2/28/14
	(unaudited)
Net asset value, beginning of period	$12.10		$12.29	$11.23		$12.71	$12.21	$11.82
Income (loss) from investment operations
Net investment income (loss) (d)	$0.24		$0.40	$0.42		$0.41	$0.37	$0.37
Net realized and unrealized gain (loss)	0.22		(0.10)	1.08		(1.06)	0.76	0.57
Total from investment operations	$0.46		$0.30	$1.50		$(0.65)	$1.13	$0.94
Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.43)	$(0.44)		$(0.42)	$(0.39)	$(0.38)
From net realized gain	(0.06)		(0.06)	(0.00	)(w)	(0.41)	(0.24)	(0.17)
Total distributions declared to shareholders	$(0.27)		$(0.49)	$(0.44)		$(0.83)	$(0.63)	$(0.55)
Net asset value, end of period (x)	$12.29		$12.10	$12.29		$11.23	$12.71	$12.21
Total return (%) (r)(s)(t)(x)	3.84	(n)	2.36	13.53		(5.29)	9.44	8.13
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.75	(a)	0.74	0.77		0.81	0.81	0.82
Expenses after expense reductions (f)(h)	0.74	(a)	0.73	0.75		0.76	0.78	0.81
Net investment income (loss)	3.93	(a)	3.20	3.50		3.42	2.96	3.08
Portfolio turnover	20	(n)	44	46		62	48	63
Net assets at end of period (000 omitted)	$9,736		$7,915	$6,179		$5,173	$4,936	$2,834

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 8/31/18		Year ended
Class R6			2/28/18		2/28/17		2/29/16	2/28/15	2/28/14
	(unaudited)
Net asset value, beginning of period	$12.10		$12.28		$11.22		$12.70	$12.21	$11.82
Income (loss) from investment operations
Net investment income (loss) (d)	$0.25		$0.38		$0.43		$0.42	$0.38	$0.38
Net realized and unrealized gain (loss)	0.22		(0.06	)(g)	1.08		(1.06)	0.75	0.57
Total from investment operations	$0.47		$0.32		$1.51		$(0.64)	$1.13	$0.95
Less distributions declared to shareholders
From net investment income	$(0.22)		$(0.44)		$(0.45)		$(0.43)	$(0.40)	$(0.39)
From net realized gain	(0.06)		(0.06)		(0.00	)(w)	(0.41)	(0.24)	(0.17)
Total distributions declared to shareholders	$(0.28)		$(0.50)		$(0.45)		$(0.84)	$(0.64)	$(0.56)
Net asset value, end of period (x)	$12.29		$12.10		$12.28		$11.22	$12.70	$12.21
Total return (%) (r)(s)(t)(x)	3.89	(n)	2.54		13.65		(5.20)	9.46	8.23
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.65	(a)	0.65		0.67		0.70	0.72	0.73
Expenses after expense reductions (f)(h)	0.64	(a)	0.64		0.65		0.65	0.69	0.72
Net investment income (loss)	4.05	(a)	3.08		3.57		3.55	3.05	3.18
Portfolio turnover	20	(n)	44		46		62	48	63
Net assets at end of period (000 omitted)	$218,611		$214,111		$15,036		$11,073	$2,569	$2,101

See Notes to Financial Statements

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)

The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.

(h)

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Diversified Income Fund (the fund) is a diversified series of MFS Series Trust XIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in the MFS High Yield Pooled Portfolio (“High Yield Pooled Portfolio”). MFS does not receive a management fee from the High Yield Pooled Portfolio. The High Yield Pooled Portfolio’s investment objective is to seek total return with an emphasis on high current income, but also considering capital appreciation. The accounting policies of the High Yield Pooled Portfolio are outlined in its shareholder report, which is available without charge by calling 1-800-225-2606 and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov or at the SEC’s public reference room in Washington, D.C. The accounting policies detailed in the Significant Accounting Policies note cover both the fund and the High Yield Pooled Portfolio. For purposes of this policy disclosure, “fund” refers to both the fund and the High Yield Pooled Portfolio in which the fund invests. The High Yield Pooled Portfolio’s shareholder report is not covered by this report. The fund and the High Yield Pooled Portfolio invest in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund and the High Yield Pooled Portfolio invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions. The fund invests a significant amount of its net assets in U.S. and foreign real estate related investments and as a result is subject to certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; difficulties in valuing and disposing of real estate; fluctuations in interest

Notes to Financial Statements (unaudited) – continued

rates and property tax rates, shifts in zoning laws, environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; the management skill and creditworthiness of the manager; and other factors.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables –Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 will be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management has evaluated the potential impacts of ASU 2017-08 and believes that adoption of ASU 2017-08 will not have a material effect on the fund’s overall financial position or its overall results of operations.

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) – Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 effective with the current reporting period. The impact of the fund’s adoption was limited to changes in the fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – The investments of the fund and the High Yield Pooled Portfolio are valued as described below.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which

Notes to Financial Statements (unaudited) – continued

approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining

Notes to Financial Statements (unaudited) – continued

whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts.

Notes to Financial Statements (unaudited) – continued

The following is a summary of the levels used as of August 31, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,059,126,514	$—	$—	$1,059,126,514
Canada	64,609,250	—	—	64,609,250
Switzerland	63,530,942	—	—	63,530,942
United Kingdom	50,494,302	—	—	50,494,302
France	45,362,460	—	—	45,362,460
Japan	33,570,754	—	—	33,570,754
Taiwan	25,843,595	—	—	25,843,595
China	21,162,720	—	—	21,162,720
Norway	13,552,216	—	—	13,552,216
Other Countries	69,137,888	10,134,203	—	79,272,091
U.S. Treasury Bonds &
U.S. Government Agency &
Equivalents	—	311,776,160	—	311,776,160
Non-U.S. Sovereign Debt	—	464,712,318	—	464,712,318
Municipal Bonds	—	10,402,896	—	10,402,896
U.S. Corporate Bonds	—	17,274,360	—	17,274,360
Residential Mortgage-Backed
Securities	—	419,876,411	—	419,876,411
Commercial Mortgage-Backed Securities	—	20,529,459	—	20,529,459
Asset-Backed Securities
(including CDOs)	—	19,715,038	—	19,715,038
Foreign Bonds	—	145,696,676	—	145,696,676
Mutual Funds	744,217,500	—	—	744,217,500
Total	$2,190,608,141	$1,420,117,521	$—	$3,610,725,662

Other Financial Instruments
Futures Contracts – Assets	$23,426	$—	$—	$23,426
Forward Foreign Currency
Exchange Contracts – Assets	—	1,022,811	—	1,022,811
Forward Foreign Currency
Exchange Contracts –
Liabilities	—	(1,024,825)	—	(1,024,825)

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the High Yield Pooled Portfolio’s shareholder report for further information regarding the levels used in valuing its assets or liabilities.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable

Notes to Financial Statements (unaudited) – continued

to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund during the period were purchased options, futures contracts, and forward foreign currency exchange contracts. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at August 31, 2018 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$23,426	$—
Foreign Exchange	Forward Foreign Currency Exchange	1,022,811	(1,024,825)
Total		$1,046,237	$(1,024,825)

(a)

Values presented in this table for futures contracts correspond to the values reported in the fund’s Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended August 31, 2018 as reported in the Statement of Operations:

Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Interest Rate	$(15,457)	$—	$—
Foreign Exchange	—	(766,405)	—
Equity	—	—	(2,505,687)
Total	$(15,457)	$(766,405)	$(2,505,687)

The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended August 31, 2018 as reported in the Statement of Operations:

Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Interest Rate	$52,015	$—	$—
Foreign Exchange	—	(170,532)	—
Equity	—	—	1,560,000
Total	$52,015	$(170,532)	$1,560,000

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. For cleared derivatives

(e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral

Notes to Financial Statements (unaudited) – continued

support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Purchased Options – The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less

Notes to Financial Statements (unaudited) – continued

counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Security Loans – Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co. (“Chase”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. Chase provides the fund with indemnification against Borrower default. In the event of Borrower default, Chase will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of

Notes to Financial Statements (unaudited) – continued

the loaned securities. In return, Chase assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, Chase is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $9,916,684. The fair value of the fund’s investment securities on loan and a related liability of $10,414,905 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Dollar Roll Transactions – The fund enters into dollar roll transactions, with respect to mortgage-backed securities issued by Ginnie Mae, Fannie Mae, and Freddie Mac, in which the fund sells mortgage-backed securities to financial institutions and simultaneously agrees to purchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase in a dollar roll transaction the fund will not be entitled to receive interest and principal payments on the securities sold but is compensated by interest earned on the proceeds of the initial sale and by a lower purchase price on the securities to be repurchased which enhances the fund’s total return. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which contractually obligate the fund to supply additional cash to the borrower on demand. The fund generally provides this financial support in order to preserve its existing investment or to obtain a more senior secured interest in the assets of the borrower. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount

Notes to Financial Statements (unaudited) – continued

is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Some securities may be purchased on a “when-issued” or “forward delivery” basis, which means that the securities will be delivered to the fund at a future date, usually beyond customary settlement time. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. TBA securities resulting from these transactions are included in the Portfolio of Investments. TBA purchase commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

Notes to Financial Statements (unaudited) – continued

To mitigate this risk of loss on TBA securities and other types of forward settling mortgage-backed securities, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

For mortgage-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and one amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund’s collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended August 31, 2018, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net

Notes to Financial Statements (unaudited) – continued

investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 2/28/18
Ordinary income (including any short-term capital gains)	$123,629,741
Long-term capital gains	19,502,238
Total distributions	$143,131,979

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 8/31/18
Cost of investments	$3,506,457,357
Gross appreciation	197,774,910
Gross depreciation	(93,506,605)
Net unrealized appreciation (depreciation)	$104,268,305

As of 2/28/18
Undistributed ordinary income	4,814,067
Undistributed long-term capital gain	12,418,645
Other temporary differences	(9,701,629)
Net unrealized appreciation (depreciation)	57,321,944

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Effective April 23, 2018, Class C shares

Notes to Financial Statements (unaudited) – continued

will convert to Class A shares approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain
	Six months ended 8/31/18	Year ended 2/28/18	Six months ended 8/31/18	Year ended 2/28/18
Class A	$21,311,292	$43,591,274	$6,627,227	$6,665,606
Class C	10,530,006	24,285,847	4,135,672	4,696,509
Class I	21,648,185	49,823,688	6,102,957	6,964,196
Class R1	5,040	16,406	1,667	2,727
Class R2	61,492	127,724	20,326	20,482
Class R3	317,142	639,441	97,226	98,791
Class R4	151,955	273,414	47,955	42,400
Class R6	3,852,907	4,871,947	1,087,785	1,011,527
Total	$57,878,019	$123,629,741	$18,120,815	$19,502,238

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.65%
In excess of $1 billion and up to $2.5 billion	0.60%
In excess of $2.5 billion and up to $5 billion	0.55%
In excess of $5 billion	0.50%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended August 31, 2018, this management fee reduction amounted to $178,712, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended August 31, 2018 was equivalent to an annual effective rate of 0.59% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as fees and expenses associated with investments in investment companies and other similar investment vehicles), such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	C	I	R1	R2	R3	R4	R6
1.10%	1.85%	0.85%	1.85%	1.35%	1.10%	0.85%	0.79%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until June 30, 2020. For the six months

Notes to Financial Statements (unaudited) – continued

ended August 31, 2018, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $49,410 for the six months ended August 31, 2018, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$1,685,116
Class C	0.75%	0.25%	1.00%	1.00%	4,349,352
Class R1	0.75%	0.25%	1.00%	1.00%	2,087
Class R2	0.25%	0.25%	0.50%	0.50%	10,549
Class R3	—	0.25%	0.25%	0.25%	25,079
Total Distribution and Service Fees					$6,072,183

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended August 31, 2018 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended August 31, 2018, this rebate amounted to $3,459, $41, and $12 for Class A, Class C, and Class R2, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended August 31, 2018, were as follows:

Amount
Class A	$45,963
Class C	37,977

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as

Notes to Financial Statements (unaudited) – continued

determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended August 31, 2018, the fee was $109,684, which equated to 0.0059% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended August 31, 2018, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,876,715.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended August 31, 2018 was equivalent to an annual effective rate of 0.0152% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended August 31, 2018, the fee paid by the fund under this agreement was $3,180 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The fund invests in the High Yield Pooled Portfolio, which is a mutual fund advised by MFS that does not pay management fees to MFS but does incur investment and operating costs. The fund invests in the High Yield Pooled Portfolio to gain exposure to high income debt instruments, rather than investing in high income debt instruments directly. The High Yield Pooled Portfolio does not pay a management fee to MFS or distribution and/or service fee to MFD.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the

Notes to Financial Statements (unaudited) – continued

Investment Company Act of 1940. During the six months ended August 31, 2018, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $361,632 and $1,877,805, respectively. The sales transactions resulted in net realized gains (losses) of $(166,251).

Effective on or about January 3, 2018, the adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the period on or about January 3, 2018 to August 31, 2018, this reimbursement amounted to $75,490, which is included in “Other” income in the Statement of Operations.

(4) Portfolio Securities

For the six months ended August 31, 2018, purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$175,577,629	$207,836,134
Non-U.S. Government securities	$544,432,963	$902,743,673

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 8/31/18		Year ended 2/28/18
	Shares	Amount	Shares	Amount
Shares sold
Class A	12,275,280	$149,004,246	32,663,388	$405,127,853
Class C	1,808,929	21,994,361	10,511,622	130,379,562
Class I	9,725,084	118,370,014	41,660,723	516,626,466
Class R1	3,849	46,668	9,953	122,941
Class R2	28,076	341,420	142,870	1,761,794
Class R3	170,977	2,075,818	458,513	5,714,468
Class R4	146,679	1,784,115	288,177	3,573,718
Class R6	2,186,230	26,571,092	18,315,715	227,403,049
	26,345,104	$320,187,734	104,050,961	$1,290,709,851

Shares issued to shareholders in reinvestment of distributions
Class A	2,207,167	$26,944,885	3,879,327	$48,278,886
Class C	1,063,773	12,979,492	2,045,252	25,440,252
Class I	1,855,963	22,640,183	3,793,515	47,182,111
Class R1	542	6,605	1,522	18,903
Class R2	5,163	62,996	8,720	108,397
Class R3	33,921	414,110	58,926	733,359
Class R4	16,367	199,896	25,291	315,016
Class R6	385,429	4,705,252	437,007	5,456,254
	5,568,325	$67,953,419	10,249,560	$127,533,178

Notes to Financial Statements (unaudited) – continued

	Six months ended 8/31/18		Year ended 2/28/18
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(17,134,791)	$(208,405,844)	(33,059,857)	$(410,091,568)
Class C	(13,448,871)	(163,189,223)	(20,814,838)	(258,114,378)
Class I	(26,857,591)	(326,583,785)	(48,854,837)	(605,562,197)
Class R1	(26,157)	(317,185)	(40,548)	(501,002)
Class R2	(85,816)	(1,046,004)	(132,013)	(1,633,720)
Class R3	(270,667)	(3,290,611)	(432,335)	(5,404,920)
Class R4	(24,913)	(303,294)	(162,192)	(2,030,584)
Class R6	(2,477,463)	(30,134,675)	(2,279,360)	(28,399,590)
	(60,326,269)	$(733,270,621)	(105,775,980)	$(1,311,737,959)

Net change
Class A	(2,652,344)	$(32,456,713)	3,482,858	$43,315,171
Class C	(10,576,169)	(128,215,370)	(8,257,964)	(102,294,564)
Class I	(15,276,544)	(185,573,588)	(3,400,599)	(41,753,620)
Class R1	(21,766)	(263,912)	(29,073)	(359,158)
Class R2	(52,577)	(641,588)	19,577	236,471
Class R3	(65,769)	(800,683)	85,104	1,042,907
Class R4	138,133	1,680,717	151,276	1,858,150
Class R6	94,196	1,141,669	16,473,362	204,459,713
	(28,412,840)	$(345,129,468)	8,524,541	$106,505,070

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Bank Funding rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Bank Funding rate plus an agreed upon spread. For the six months ended August 31, 2018, the fund’s commitment fee and interest expense were $11,885 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS High Yield Pooled Portfolio	91,720,629	2,542,410	(22,771,450)	71,491,589
MFS Institutional Money Market Portfolio	31,460,646	369,782,184	(316,583,864)	84,658,966

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS High Yield Pooled Portfolio	$(9,288,973)	$64,033	$—	$20,139,365	$649,143,630
MFS Institutional Money Market Portfolio	(1,523)	11,017	—	563,214	84,658,965
	$(9,290,496)	$75,050	$—	$20,702,579	$733,802,595

(8) Legal Proceedings

In May 2015, the Motors Liquidation Company Avoidance Action Trust (hereafter, “AAT”) served upon the fund a complaint in an adversary proceeding in the U.S. Bankruptcy Court for the Southern District of New York, captioned Motors Liquidation Company Avoidance Action Trust v. JPMorgan Chase Bank, N.A., et al. (No. 09-00504 (REG)). The complaint, which was originally filed in 2009 but not served on the fund until 2015, names as defendants over 500 entities (including the fund) that held an interest in a $1.5 billion General Motors (GM) term loan in 2009, when GM filed for bankruptcy. The AAT alleges that the fund and the other term loan lenders were improperly treated as secured lenders with respect to the term loan shortly before and immediately after GM’s bankruptcy, receiving full principal and interest payments under the loan. The AAT alleges that the fund and other term loan lenders should have been treated as unsecured (or partially unsecured) creditors because the main lien securing the collateral was allegedly not perfected at the time of GM’s bankruptcy due to an erroneous filing in October 2008 that terminated the financing statement perfecting the lien. The AAT seeks to claw back payments made to the fund and the other term loan lenders after, and during the 90 days before, GM’s June 2009 bankruptcy petition. During that time period, the fund received term loan payments of approximately $380,000. The fund cannot predict the outcome of this proceeding. Among other things, it is unclear whether the AAT’s claims will succeed; what the fund would be entitled to as an unsecured (or partially unsecured) creditor, given the existence of other collateral not impacted by the erroneous October 2008 filing; whether third parties responsible for the erroneous October 2008 filing would bear some or all of any liability; and the degree to which the fund may be entitled to indemnification from a third party for any amount required to be disgorged. The fund has and will continue to incur legal expenses associated with the defense of this action and in related claims against third parties.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2018 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2017 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge (the “Broadridge expense group”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory,

Board Review of Investment Advisory Agreement – continued

administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Broadridge performance universe over the three-year period ended December 31, 2017, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for the one-year period and the 1st quintile for the five-year period ended December 31, 2017 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s

Board Review of Investment Advisory Agreement – continued

last fiscal year), the Fund’s effective advisory fee rate was higher than the Broadridge expense group median and the Fund’s total expense ratio was approximately at the Broadridge expense group median.

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion, $2.5 billion and $5 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

Board Review of Investment Advisory Agreement – continued

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that, effective January 3, 2018, MFS had discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds and would thereafter voluntarily reimburse a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2018.

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o DST Asset Manager Solutions, Inc.

30 Dan Road

Canton, MA 02021-2809

Semiannual Report

August 31, 2018

MFS® Government

Securities Fund

MFG-SEM

MFS® Government Securities Fund

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

The strengthening U.S. dollar, international trade friction and geopolitical uncertainty have contributed to a measurable uptick in market volatility in recent quarters — a departure from the low-volatility environment that prevailed for much of 2017. Against this more challenging backdrop, global markets have become less synchronized, with equity markets in the United States outperforming most international markets. Global economic growth remains healthy, notwithstanding signs of a modest slowdown over the past few months, particularly in Europe, China and some emerging markets.

Although the U.S. Federal Reserve continues to gradually raise interest rates and shrink its balance sheet, monetary policy remains accommodative around the world, with many central banks taking only tentative steps toward tighter policies. Newly enacted U.S. tax reforms have been welcomed by equity markets while emerging market economies have recently had to contend with tighter financial conditions as a result of firmer U.S. Treasury yields and a stronger dollar. Around the world, inflation remains largely subdued, but tight labor markets and solid global demand have investors on the lookout for its potential reappearance. Increased U.S. protectionism is also a growing concern, as investors fear that trade disputes could dampen business sentiment, leading to slower global growth.

As a global investment manager with nearly a century of expertise, MFS® firmly believes that active risk management offers downside mitigation and may help improve investment outcomes, and we built our active investment platform with that in mind. Our long-term perspective influences nearly every aspect of our business, but most importantly, it aligns our investment decisions with clients’ investing time horizons.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

October 16, 2018

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Mortgage-Backed Securities	51.9%
U.S. Treasury Securities	36.6%
Investment Grade Corporates	3.9%
U.S. Government Agencies	2.6%
Collateralized Debt Obligations	2.4%
Commercial Mortgage-Backed Securities	2.3%
Municipal Bonds	1.3%
Non-U.S. Government Bonds	0.2%
Emerging Markets Bonds (o)	0.0%

Composition including fixed income credit quality (a)(i)
AAA	4.1%
AA	1.6%
A	3.0%
BBB	1.4%
U.S. Government	32.9%
Federal Agencies	54.5%
Not Rated	3.7%
Cash & Cash Equivalents	2.5%
Other	(3.7)%

Portfolio facts (i)
Average Duration (d)	5.5
Average Effective Maturity (m)	7.8 yrs.

2

Portfolio Composition – continued

(a)

For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

(d)

Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

(i)

For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

(m)

In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

(o)	Less than 0.1%.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.

Percentages are based on net assets as of August 31, 2018.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, March 1, 2018 through August 31, 2018

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2018 through August 31, 2018.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 3/01/18	Ending Account Value 8/31/18	Expenses Paid During Period (p) 3/01/18-8/31/18
A	Actual	0.85%	$1,000.00	$1,009.90	$4.31
	Hypothetical (h)	0.85%	$1,000.00	$1,020.92	$4.33
B	Actual	1.61%	$1,000.00	$1,006.12	$8.14
	Hypothetical (h)	1.61%	$1,000.00	$1,017.09	$8.19
C	Actual	1.61%	$1,000.00	$1,005.08	$8.14
	Hypothetical (h)	1.61%	$1,000.00	$1,017.09	$8.19
I	Actual	0.61%	$1,000.00	$1,010.09	$3.09
	Hypothetical (h)	0.61%	$1,000.00	$1,022.13	$3.11
R1	Actual	1.61%	$1,000.00	$1,006.13	$8.14
	Hypothetical (h)	1.61%	$1,000.00	$1,017.09	$8.19
R2	Actual	1.11%	$1,000.00	$1,008.64	$5.62
	Hypothetical (h)	1.11%	$1,000.00	$1,019.61	$5.65
R3	Actual	0.86%	$1,000.00	$1,008.83	$4.35
	Hypothetical (h)	0.86%	$1,000.00	$1,020.87	$4.38
R4	Actual	0.61%	$1,000.00	$1,011.15	$3.09
	Hypothetical (h)	0.61%	$1,000.00	$1,022.13	$3.11
R6	Actual	0.49%	$1,000.00	$1,011.74	$2.48
	Hypothetical (h)	0.49%	$1,000.00	$1,022.74	$2.50

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

5

PORTFOLIO OF INVESTMENTS

8/31/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 97.2%
Issuer	Shares/Par	Value ($)
Asset-Backed & Securitized - 4.6%
A Voce CLO Ltd., 2014-1A, “A1R”, FLR, 3.499% (LIBOR-3mo. + 1.16%), 7/15/2026 (n)	$7,682,000	$7,678,013
Atrium CDO Corp., 2011-A, “A1R”, FLR, 3.487% (LIBOR-3mo. + 1.14%), 10/23/2025 (n)	7,779,000	7,778,409
Citigroup Commercial Mortgage Trust, 2015-GC27, “A5”, 3.137%, 2/10/2048	1,000,000	978,709
Commercial Mortgage Trust, 2014-CR19, “A5”, 3.796%, 8/10/2047	1,000,000	1,020,124
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	4,990,000	4,936,926
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	3,135,000	3,173,521
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	5,300,000	5,400,383
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	5,351,861	5,280,458
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	5,341,994	5,318,971
Dryden Senior Loan Fund, 2018-55A, “A1”, CLO, FLR, 3.061% (LIBOR-3mo. + 1.02%), 4/15/2031 (n)	6,145,237	6,119,507
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	5,951,000	5,895,639
Loomis, Sayles & Co., CLO, “A2”, FLR, 3.739% (LIBOR-3mo. + 1.4%), 4/15/2028 (n)	5,409,775	5,360,481
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 3.842% (LIBOR-3mo. + 1.5%), 4/19/2030 (n)	5,711,934	5,675,817
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	1,650,987	1,629,339
Symphony CLO Ltd., 2016-17A, “BR”, FLR, 3.539% (LIBOR-3mo. + 1.2%), 4/15/2028 (n)	4,840,622	4,816,724
TICP CLO Ltd., FLR, 3.199% (LIBOR-3mo. + 0.84%), 4/20/2028 (n)	8,140,500	8,092,080
UBS Commercial Mortgage Trust, 2017-C1, “A4”, 3.544%, 11/15/2050	3,494,000	3,438,497
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	5,531,348	5,534,999
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048	2,177,277	2,133,598
West CLO Ltd. 2013-1A, “A1AR”, FLR, 3.503% (LIBOR-3mo. + 1.16%), 11/07/2025 (n)	2,163,099	2,162,872

		$92,425,067

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Automotive - 0.2%
Ford Motor Credit Co. LLC, 2.551%, 10/05/2018	$2,611,000	$2,610,347
Hyundai Capital America, 2.4%, 10/30/2018 (n)	654,000	653,741

		$3,264,088
Business Services - 0.2%
Cisco Systems, Inc., 2.6%, 2/28/2023	$4,048,000	$3,964,290

Chemicals - 0.2%
Sherwin Williams Co., 2.75%, 6/01/2022	$5,063,000	$4,929,094

Computer Software - 0.1%
Microsoft Corp., 3.125%, 11/03/2025	$1,640,000	$1,614,308

Computer Software - Systems - 0.3%
Apple, Inc., 3.25%, 2/23/2026	$5,398,000	$5,312,154

Conglomerates - 0.1%
United Technologies Corp., 3.95%, 8/16/2025	$2,647,000	$2,660,654

Consumer Products - 0.2%
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)	$4,386,000	$4,190,249

Food & Beverages - 0.4%
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/01/2021	$7,275,000	$7,191,774

Local Authorities - 1.3%
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, 0%, 2/15/2023	$14,792,000	$12,584,738
Philadelphia PA, School District Rev., “A”, AGM, 5.995%, 9/01/2030	3,280,000	3,822,414
State of California (Build America Bonds), 7.6%, 11/01/2040	4,220,000	6,376,462
University of California Rev. (Build America Bonds), 5.77%, 5/15/2043	2,750,000	3,379,832

		$26,163,446
Major Banks - 1.0%
Bank of America Corp., 3.124% to 1/20/2022, FLR (LIBOR-3mo. + 1.16%) to 1/20/2023	$3,275,000	$3,229,585
JPMorgan Chase & Co., 2.295%, 8/15/2021	5,700,000	5,554,321
Sumitomo Mitsui Banking Corp., 2.45%, 1/16/2020	8,728,000	8,648,684
UBS Group Funding (Switzerland) AG, 3.491%, 5/23/2023 (n)	2,120,000	2,093,240

		$19,525,830

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Mortgage-Backed - 51.8%
Fannie Mae, 5.6%, 1/01/2019	$757,576	$762,745
Fannie Mae, 5%, 4/01/2019 - 3/01/2042	19,808,889	21,165,101
Fannie Mae, 5.28%, 4/01/2019	600,152	606,718
Fannie Mae, 4.84%, 5/01/2019	588,345	595,668
Fannie Mae, 5.5%, 5/01/2019 - 12/01/2038	18,867,637	20,503,209
Fannie Mae, 4.5%, 6/01/2019 - 6/01/2044	63,848,136	66,774,895
Fannie Mae, 4.783%, 8/01/2019	2,759,212	2,802,692
Fannie Mae, 5.05%, 8/01/2019	654,909	664,930
Fannie Mae, 4.67%, 9/01/2019	1,119,228	1,138,394
Fannie Mae, 4.94%, 9/01/2019	379,617	385,564
Fannie Mae, 4.14%, 8/01/2020	1,291,133	1,318,121
Fannie Mae, 5.19%, 9/01/2020	1,530,857	1,561,367
Fannie Mae, 6%, 2/01/2021 - 12/01/2037	5,095,745	5,595,784
Fannie Mae, 2.152%, 1/25/2023	4,740,000	4,565,914
Fannie Mae, 2.41%, 5/01/2023	1,473,704	1,436,006
Fannie Mae, 2.55%, 5/01/2023	1,269,571	1,244,493
Fannie Mae, 2.59%, 5/01/2023	806,305	791,680
Fannie Mae, 3.78%, 10/01/2023	894,352	913,667
Fannie Mae, 3.59%, 9/01/2026	1,026,001	1,043,461
Fannie Mae, 2.28%, 11/01/2026	921,840	865,916
Fannie Mae, 2.683%, 12/25/2026	10,346,000	9,771,564
Fannie Mae, 3.144%, 3/25/2028	4,554,000	4,423,280
Fannie Mae, 3%, 12/01/2031 - 11/01/2046	49,951,153	48,986,713
Fannie Mae, 6.5%, 1/01/2032 - 10/01/2037	2,052,711	2,279,032
Fannie Mae, 4%, 9/01/2040 - 7/01/2047	139,867,905	143,387,570
Fannie Mae, 3.5%, 1/01/2042 - 4/01/2047	118,447,427	118,130,462
Fannie Mae, 2%, 5/25/2044	2,927,769	2,794,109
Fannie Mae, TBA, 4.5%, 9/01/2048	38,500,000	39,979,362
Fannie Mae, TBA, 3.5%, 9/25/2048	40,000,000	39,780,468
Fannie Mae, TBA, 4%, 9/25/2048	15,700,000	15,986,426
Freddie Mac, 5%, 9/01/2018 - 7/01/2041	7,531,137	8,037,315
Freddie Mac, 2.303%, 9/25/2018	955,976	954,348
Freddie Mac, 2.323%, 10/25/2018	2,646,004	2,641,486
Freddie Mac, 2.13%, 1/25/2019	9,265,033	9,242,511
Freddie Mac, 5.085%, 3/25/2019	6,865,000	6,911,463
Freddie Mac, 1.883%, 5/25/2019	1,078,918	1,073,807
Freddie Mac, 6%, 8/01/2019 - 10/01/2038	3,666,589	3,983,027
Freddie Mac, 2.456%, 8/25/2019	4,923,000	4,910,688
Freddie Mac, 4.186%, 8/25/2019	2,800,000	2,828,558
Freddie Mac, 4.251%, 1/25/2020	3,106,000	3,146,658
Freddie Mac, 2.313%, 3/25/2020	6,855,103	6,804,143
Freddie Mac, 4.224%, 3/25/2020	4,225,797	4,299,540
Freddie Mac, 3.808%, 8/25/2020	2,877,000	2,918,602

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Mortgage-Backed - continued
Freddie Mac, 3.034%, 10/25/2020	$5,417,000	$5,426,716
Freddie Mac, 2.856%, 1/25/2021	4,724,000	4,715,084
Freddie Mac, 5.5%, 4/01/2021 - 1/01/2038	5,331,939	5,768,643
Freddie Mac, 2.791%, 1/25/2022	6,917,000	6,877,076
Freddie Mac, 2.455%, 3/25/2022	3,829,731	3,771,859
Freddie Mac, 2.716%, 6/25/2022	4,738,552	4,695,849
Freddie Mac, 4.5%, 11/01/2022 - 5/01/2042	10,301,180	10,792,354
Freddie Mac, 2.51%, 11/25/2022	6,640,000	6,515,267
Freddie Mac, 3.32%, 2/25/2023	4,605,000	4,656,960
Freddie Mac, 3.25%, 4/25/2023	9,000,000	9,092,257
Freddie Mac, 3.3%, 4/25/2023 - 10/25/2026	12,522,861	12,569,242
Freddie Mac, 3.06%, 7/25/2023	3,476,000	3,477,836
Freddie Mac, 3.531%, 7/25/2023	240,000	244,897
Freddie Mac, 2.454%, 8/25/2023	4,795,000	4,668,610
Freddie Mac, 3.458%, 8/25/2023	4,600,000	4,683,734
Freddie Mac, 1.018%, 4/25/2024 (i)	55,183,674	2,230,932
Freddie Mac, 0.747%, 7/25/2024 (i)	60,643,069	1,830,317
Freddie Mac, 3.303%, 7/25/2024	4,700,000	4,745,931
Freddie Mac, 3.064%, 8/25/2024	6,098,509	6,079,084
Freddie Mac, 2.67%, 12/25/2024	10,788,000	10,521,079
Freddie Mac, 2.811%, 1/25/2025	9,000,000	8,834,579
Freddie Mac, 3.329%, 5/25/2025	9,024,000	9,111,063
Freddie Mac, 4%, 7/01/2025 - 4/01/2044	8,153,493	8,353,984
Freddie Mac, 3.01%, 7/25/2025	2,651,000	2,622,739
Freddie Mac, 2.745%, 1/25/2026	8,567,000	8,295,942
Freddie Mac, 2.673%, 3/25/2026	7,802,000	7,506,841
Freddie Mac, 3.224%, 3/25/2027	8,182,000	8,115,225
Freddie Mac, 3.243%, 4/25/2027	7,213,000	7,157,060
Freddie Mac, 3.117%, 6/25/2027	5,518,817	5,423,128
Freddie Mac, 0.714%, 7/25/2027 (i)	106,752,140	4,720,676
Freddie Mac, 3.194%, 7/25/2027	8,176,000	8,072,334
Freddie Mac, 0.568%, 8/25/2027 (i)	85,161,925	2,860,964
Freddie Mac, 3.187%, 9/25/2027	5,616,000	5,535,094
Freddie Mac, 3.286%, 11/25/2027	7,673,000	7,613,535
Freddie Mac, 3.444%, 12/25/2027	2,558,000	2,563,733
Freddie Mac, 0.427%, 1/25/2028 (i)	152,174,229	3,934,267
Freddie Mac, 0.435%, 1/25/2028 (i)	62,616,246	1,670,251
Freddie Mac, 0.27%, 2/25/2028 (i)	177,903,958	2,471,033
Freddie Mac, 0.263%, 4/25/2028 (i)	114,237,426	1,486,115
Freddie Mac, 3.85%, 5/25/2028	5,062,000	5,235,061
Freddie Mac, 6.5%, 5/01/2037	340,347	375,875
Freddie Mac, 3.5%, 12/01/2041 - 1/01/2047	85,799,543	85,677,716
Freddie Mac, 3%, 4/01/2043 - 11/01/2046	54,207,346	52,742,047

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Mortgage-Backed - continued
Ginnie Mae, 5.5%, 3/15/2033 - 1/20/2042	$4,224,894	$4,579,970
Ginnie Mae, 4.5%, 7/20/2033 - 9/20/2041	10,676,116	11,236,223
Ginnie Mae, 4%, 10/15/2039 - 4/20/2041	2,230,744	2,297,599
Ginnie Mae, 3.5%, 12/15/2041 - 7/20/2043	21,011,463	21,235,668
Ginnie Mae, 3%, 11/20/2047	16,369,551	16,023,253
Ginnie Mae, 6.158%, 4/20/2058	80,532	84,784
Ginnie Mae, 0.658%, 2/16/2059 (i)	8,133,823	494,157

		$1,037,702,100
Other Banks & Diversified Financials - 0.5%
Banque Federative du Credit Mutuel S.A., 2.5%, 4/13/2021 (n)	$4,294,000	$4,187,425
ING Groep N.V., 3.15%, 3/29/2022	5,120,000	5,047,339

		$9,234,764
Restaurants - 0.4%
McDonald’s Corp., 2.75%, 12/09/2020	$1,587,000	$1,578,390
Starbucks Corp., 3.8%, 8/15/2025	6,062,000	6,062,133

		$7,640,523
Supranational - 0.2%
Inter-American Development Bank, 4.375%, 1/24/2044	$2,796,000	$3,348,836

Tobacco - 0.2%
BAT Capital Corp., 2.764%, 8/15/2022 (n)	$4,264,000	$4,132,331

U.S. Government Agencies and Equivalents - 2.5%
AID-Tunisia, 2.452%, 7/24/2021	$4,063,000	$4,016,040
AID-Ukraine, 1.844%, 5/16/2019	7,271,000	7,233,307
AID-Ukraine, 1.847%, 5/29/2020	3,250,000	3,203,096
Hashemite Kingdom of Jordan, 1.945%, 6/23/2019	5,532,000	5,503,528
Hashemite Kingdom of Jordan, 2.503%, 10/30/2020	6,688,000	6,647,892
Private Export Funding Corp., 2.25%, 3/15/2020	1,681,000	1,669,031
Private Export Funding Corp., 2.3%, 9/15/2020	4,100,000	4,056,975
Small Business Administration, 6.35%, 4/01/2021	53,510	54,782
Small Business Administration, 6.34%, 5/01/2021	88,750	90,634
Small Business Administration, 6.44%, 6/01/2021	95,752	98,425
Small Business Administration, 6.625%, 7/01/2021	87,330	89,730
Small Business Administration, 6.07%, 3/01/2022	102,661	105,328
Small Business Administration, 4.98%, 11/01/2023	181,298	187,164
Small Business Administration, 4.89%, 12/01/2023	416,431	428,308
Small Business Administration, 4.77%, 4/01/2024	490,463	502,306
Small Business Administration, 5.52%, 6/01/2024	229,631	237,659
Small Business Administration, 4.99%, 9/01/2024	374,444	385,764

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
U.S. Government Agencies and Equivalents - continued
Small Business Administration, 4.86%, 10/01/2024	$211,698	$216,854
Small Business Administration, 4.86%, 1/01/2025	521,112	535,643
Small Business Administration, 5.11%, 4/01/2025	371,899	382,773
Small Business Administration, 2.21%, 2/01/2033	1,913,260	1,831,088
Small Business Administration, 2.22%, 3/01/2033	3,367,649	3,231,835
Small Business Administration, 3.15%, 7/01/2033	3,128,184	3,150,523
Small Business Administration, 3.16%, 8/01/2033	1,133,791	1,142,979
Small Business Administration, 3.62%, 9/01/2033	1,211,241	1,235,963
Tennessee Valley Authority, 1.75%, 10/15/2018	4,231,000	4,229,363

		$50,466,990
U.S. Treasury Obligations - 32.8%
U.S. Treasury Bonds, 6.25%, 8/15/2023	$1,445,000	$1,678,797
U.S. Treasury Bonds, 6%, 2/15/2026	5,933,000	7,207,436
U.S. Treasury Bonds, 6.75%, 8/15/2026	981,000	1,255,488
U.S. Treasury Bonds, 6.375%, 8/15/2027	2,309,000	2,951,642
U.S. Treasury Bonds, 4.375%, 2/15/2038	2,078,000	2,522,984
U.S. Treasury Bonds, 4.5%, 8/15/2039	11,926,300	14,792,339
U.S. Treasury Bonds, 3.125%, 2/15/2043	9,748,800	9,951,773
U.S. Treasury Bonds, 2.875%, 5/15/2043	27,528,200	26,904,514
U.S. Treasury Bonds, 2.5%, 2/15/2045	97,983,000	88,881,298
U.S. Treasury Bonds, 2.875%, 11/15/2046	35,101,000	34,208,392
U.S. Treasury Notes, 2.75%, 2/15/2019	19,471,600	19,512,673
U.S. Treasury Notes, 1%, 6/30/2019	37,559,000	37,133,527
U.S. Treasury Notes, 1.625%, 6/30/2019	57,876,000	57,496,189
U.S. Treasury Notes, 2.25%, 3/31/2020	27,500,000	27,353,906
U.S. Treasury Notes, 2.625%, 8/15/2020	32,222,000	32,218,224
U.S. Treasury Notes, 2%, 11/30/2020	6,679,000	6,583,511
U.S. Treasury Notes, 3.125%, 5/15/2021	93,251,000	94,303,716
U.S. Treasury Notes, 1.75%, 5/15/2022	14,023,000	13,545,342
U.S. Treasury Notes, 2.5%, 8/15/2023 (f)	136,673,000	135,151,446
U.S. Treasury Notes, 2.75%, 2/15/2024	8,033,000	8,027,979
U.S. Treasury Notes, 2%, 11/15/2026	13,701,000	12,867,701
U.S. Treasury Notes, 2.75%, 2/15/2028	23,157,000	22,949,854

		$657,498,731
Utilities - Electric Power - 0.2%
Enel Finance International N.V., 2.875%, 5/25/2022 (n)	$5,254,000	$5,054,611
Total Bonds (Identified Cost, $1,974,413,955)		$1,946,319,840

11

Portfolio of Investments (unaudited) – continued

Investment Companies (h) - 7.6%
Issuer	Shares/Par	Value ($)
Money Market Funds - 7.6%
MFS Institutional Money Market Portfolio, 2.03% (v) (Identified Cost, $152,716,937)	152,731,873	$152,731,873

Other Assets, Less Liabilities - (4.8)%		(96,261,746)
Net Assets - 100.0%		$2,002,789,967

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $152,731,873 and $1,946,319,840, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $67,995,500, representing 3.4% of net assets.

(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
PLC	Public Limited Company
TBA	To Be Announced

Derivative Contracts at 8/31/18

Futures Contracts

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S Treasury Note 2 yr	Long	USD	350	$73,975,781	December - 2018	$37,377

At August 31, 2018, the fund had liquid securities with an aggregate value of $194,807 to cover any collateral or margin obligations for certain derivative contracts.

See Notes to Financial Statements

12

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 8/31/18 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $1,974,413,955)	$1,946,319,840
Investments in affiliated issuers, at value (identified cost, $152,716,937)	152,731,873
Receivables for
Daily variation margin on open futures contracts	32,819
Investments sold	13,925,837
TBA sale commitments	16,041,250
Fund shares sold	2,036,210
Interest	7,135,533
Other assets	1,892
Total assets	$2,138,225,254
Liabilities
Payable to custodian	$79,465
Payables for
Distributions	450,570
Investments purchased	16,175,828
TBA purchase commitments	111,457,125
Fund shares reacquired	6,324,416
Payable to affiliates
Investment adviser	44,488
Shareholder servicing costs	767,120
Distribution and service fees	9,719
Payable for independent Trustees’ compensation	15,925
Accrued expenses and other liabilities	110,631
Total liabilities	$135,435,287
Net assets	$2,002,789,967
Net assets consist of
Paid-in capital	$2,121,093,236
Unrealized appreciation (depreciation)	(28,041,802)
Accumulated net realized gain (loss)	(90,936,595)
Undistributed net investment income	675,128
Net assets	$2,002,789,967
Shares of beneficial interest outstanding	210,324,365

13

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$609,970,105	64,016,082	$9.53
Class B	11,021,001	1,158,123	9.52
Class C	20,826,216	2,182,235	9.54
Class I	44,227,827	4,645,272	9.52
Class R1	2,267,252	238,230	9.52
Class R2	93,780,427	9,853,499	9.52
Class R3	73,292,630	7,695,691	9.52
Class R4	62,665,980	6,577,511	9.53
Class R6	1,084,738,529	113,957,722	9.52

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $9.95 [100 / 95.75 x $9.53]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I and R6.

See Notes to Financial Statements

14

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 8/31/18 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Interest	$29,062,789
Dividends from affiliated issuers	636,227
Total investment income	$29,699,016
Expenses
Management fee	$4,042,780
Distribution and service fees	1,311,491
Shareholder servicing costs	1,111,183
Administrative services fee	155,930
Independent Trustees’ compensation	20,269
Custodian fee	86,225
Shareholder communications	54,476
Audit and tax fees	31,543
Legal fees	10,605
Miscellaneous	112,163
Total expenses	$6,936,665
Fees paid indirectly	(1,004)
Reduction of expenses by investment adviser and distributor	(120,939)
Net expenses	$6,814,722
Net investment income (loss)	$22,884,294
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(3,705,850)
Affiliated issuers	(354)
Futures contracts	(204,981)
Net realized gain (loss)	$(3,911,185)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$1,818,925
Affiliated issuers	12,784
Futures contracts	71,899
Net unrealized gain (loss)	$1,903,608
Net realized and unrealized gain (loss)	$(2,007,577)
Change in net assets from operations	$20,876,717

See Notes to Financial Statements

15

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 8/31/18 (unaudited)	Year ended 2/28/18
From operations
Net investment income (loss)	$22,884,294	$46,140,406
Net realized gain (loss)	(3,911,185)	(8,098,958)
Net unrealized gain (loss)	1,903,608	(45,255,507)
Change in net assets from operations	$20,876,717	$(7,214,059)
Distributions declared to shareholders
From net investment income	$(25,820,896)	$(52,875,416)
Change in net assets from fund share transactions	$(10,706,961)	$(16,011,684)
Total change in net assets	$(15,651,140)	$(76,101,159)
Net assets
At beginning of period	2,018,441,107	2,094,542,266
At end of period (including undistributed net investment income of $675,128 and $3,611,730, respectively)	$2,002,789,967	$2,018,441,107

See Notes to Financial Statements

16

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 8/31/18		Year ended
Class A			2/28/18	2/28/17		2/29/16	2/28/15	2/28/14
	(unaudited)
Net asset value, beginning of period	$9.55		$9.84	$10.17		$10.20	$10.05	$10.41
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10		$0.20	$0.19	(c)	$0.18	$0.16	$0.18
Net realized and unrealized gain (loss)	(0.01)		(0.26)	(0.29)		(0.01)	0.20	(0.29)
Total from investment operations	$0.09		$(0.06)	$(0.10)		$0.17	$0.36	$(0.11)
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.23)	$(0.23)		$(0.20)	$(0.21)	$(0.22)
From net realized gain	—		—	—		—	—	(0.03)
Total distributions declared to shareholders	$(0.11)		$(0.23)	$(0.23)		$(0.20)	$(0.21)	$(0.25)
Net asset value, end of period (x)	$9.53		$9.55	$9.84		$10.17	$10.20	$10.05
Total return (%) (r)(s)(t)(x)	0.99	(n)	(0.61)	(0.97	)(c)	1.69	3.59	(1.00)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.87	(a)	0.87	0.88	(c)	0.88	0.88	0.88
Expenses after expense reductions (f)	0.85	(a)	0.85	0.86	(c)	0.87	0.87	0.87
Net investment income (loss)	2.09	(a)	2.06	1.93	(c)	1.74	1.58	1.76
Portfolio turnover	22	(n)	20	48		88	67	112
Net assets at end of period (000 omitted)	$609,970		$625,457	$685,256		$719,585	$692,680	$698,251

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 8/31/18		Year ended
Class B			2/28/18	2/28/17		2/29/16	2/28/15	2/28/14
	(unaudited)
Net asset value, beginning of period	$9.54		$9.82	$10.16		$10.19	$10.04	$10.39
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06		$0.13	$0.12	(c)	$0.10	$0.08	$0.10
Net realized and unrealized gain (loss)	(0.00	)(w)	(0.25)	(0.30)		(0.01)	0.20	(0.27)
Total from investment operations	$0.06		$(0.12)	$(0.18)		$0.09	$0.28	$(0.17)
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.16)	$(0.16)		$(0.12)	$(0.13)	$(0.15)
From net realized gain	—		—	—		—	—	(0.03)
Total distributions declared to shareholders	$(0.08)		$(0.16)	$(0.16)		$(0.12)	$(0.13)	$(0.18)
Net asset value, end of period (x)	$9.52		$9.54	$9.82		$10.16	$10.19	$10.04
Total return (%) (r)(s)(t)(x)	0.61	(n)	(1.26)	(1.82	)(c)	0.93	2.82	(1.65)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.62	(a)	1.62	1.63	(c)	1.63	1.63	1.63
Expenses after expense reductions (f)	1.61	(a)	1.61	1.62	(c)	1.62	1.62	1.63
Net investment income (loss)	1.34	(a)	1.31	1.18	(c)	0.99	0.83	1.00
Portfolio turnover	22	(n)	20	48		88	67	112
Net assets at end of period (000 omitted)	$11,021		$12,968	$18,013		$22,289	$23,857	$28,208

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 8/31/18		Year ended
Class C			2/28/18	2/28/17		2/29/16	2/28/15	2/28/14
	(unaudited)
Net asset value, beginning of period	$9.57		$9.85	$10.19		$10.22	$10.07	$10.43
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06		$0.13	$0.12	(c)	$0.10	$0.08	$0.10
Net realized and unrealized gain (loss)	(0.01)		(0.25)	(0.30)		(0.01)	0.20	(0.28)
Total from investment operations	$0.05		$(0.12)	$(0.18)		$0.09	$0.28	$(0.18)
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.16)	$(0.16)		$(0.12)	$(0.13)	$(0.15)
From net realized gain	—		—	—		—	—	(0.03)
Total distributions declared to shareholders	$(0.08)		$(0.16)	$(0.16)		$(0.12)	$(0.13)	$(0.18)
Net asset value, end of period (x)	$9.54		$9.57	$9.85		$10.19	$10.22	$10.07
Total return (%) (r)(s)(t)(x)	0.51	(n)	(1.25)	(1.81	)(c)	0.93	2.81	(1.73)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.62	(a)	1.62	1.63	(c)	1.63	1.63	1.63
Expenses after expense reductions (f)	1.61	(a)	1.61	1.62	(c)	1.62	1.62	1.63
Net investment income (loss)	1.34	(a)	1.30	1.17	(c)	0.98	0.82	0.99
Portfolio turnover	22	(n)	20	48		88	67	112
Net assets at end of period (000 omitted)	$20,826		$29,766	$41,824		$49,104	$51,361	$58,229

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 8/31/18		Year ended
Class I			2/28/18	2/28/17		2/29/16	2/28/15	2/28/14
	(unaudited)
Net asset value, beginning of period	$9.55		$9.83	$10.16		$10.20	$10.05	$10.41
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11		$0.22	$0.22	(c)	$0.20	$0.18	$0.20
Net realized and unrealized gain (loss)	(0.01)		(0.24)	(0.29)		(0.02)	0.20	(0.28)
Total from investment operations	$0.10		$(0.02)	$(0.07)		$0.18	$0.38	$(0.08)
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.26)	$(0.26)		$(0.22)	$(0.23)	$(0.25)
From net realized gain	—		—	—		—	—	(0.03)
Total distributions declared to shareholders	$(0.13)		$(0.26)	$(0.26)		$(0.22)	$(0.23)	$(0.28)
Net asset value, end of period (x)	$9.52		$9.55	$9.83		$10.16	$10.20	$10.05
Total return (%) (r)(s)(t)(x)	1.01	(n)	(0.26)	(0.73	)(c)	1.85	3.85	(0.75)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.62	(a)	0.62	0.63	(c)	0.63	0.63	0.63
Expenses after expense reductions (f)	0.61	(a)	0.61	0.62	(c)	0.62	0.63	0.63
Net investment income (loss)	2.32	(a)	2.29	2.17	(c)	1.98	1.80	1.98
Portfolio turnover	22	(n)	20	48		88	67	112
Net assets at end of period (000 omitted)	$44,228		$39,572	$43,439		$42,563	$22,984	$20,974

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 8/31/18		Year ended
Class R1			2/28/18	2/28/17		2/29/16	2/28/15	2/28/14
	(unaudited)
Net asset value, beginning of period	$9.54		$9.83	$10.16		$10.19	$10.04	$10.40
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06		$0.13	$0.12	(c)	$0.10	$0.08	$0.10
Net realized and unrealized gain (loss)	(0.00	)(w)	(0.26)	(0.29)		(0.01)	0.20	(0.28)
Total from investment operations	$0.06		$(0.13)	$(0.17)		$0.09	$0.28	$(0.18)
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.16)	$(0.16)		$(0.12)	$(0.13)	$(0.15)
From net realized gain	—		—	—		—	—	(0.03)
Total distributions declared to shareholders	$(0.08)		$(0.16)	$(0.16)		$(0.12)	$(0.13)	$(0.18)
Net asset value, end of period (x)	$9.52		$9.54	$9.83		$10.16	$10.19	$10.04
Total return (%) (r)(s)(t)(x)	0.61	(n)	(1.36)	(1.72	)(c)	0.93	2.82	(1.74)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.62	(a)	1.62	1.63	(c)	1.63	1.63	1.63
Expenses after expense reductions (f)	1.61	(a)	1.61	1.62	(c)	1.62	1.63	1.63
Net investment income (loss)	1.33	(a)	1.31	1.18	(c)	0.99	0.82	1.00
Portfolio turnover	22	(n)	20	48		88	67	112
Net assets at end of period (000 omitted)	$2,267		$2,237	$3,265		$4,671	$5,128	$5,345

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 8/31/18		Year ended
Class R2			2/28/18	2/28/17		2/29/16	2/28/15	2/28/14
	(unaudited)
Net asset value, beginning of period	$9.54		$9.83	$10.16		$10.19	$10.04	$10.40
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09		$0.18	$0.17	(c)	$0.15	$0.13	$0.15
Net realized and unrealized gain (loss)	(0.01)		(0.26)	(0.29)		(0.01)	0.20	(0.28)
Total from investment operations	$0.08		$(0.08)	$(0.12)		$0.14	$0.33	$(0.13)
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.21)	$(0.21)		$(0.17)	$(0.18)	$(0.20)
From net realized gain	—		—	—		—	—	(0.03)
Total distributions declared to shareholders	$(0.10)		$(0.21)	$(0.21)		$(0.17)	$(0.18)	$(0.23)
Net asset value, end of period (x)	$9.52		$9.54	$9.83		$10.16	$10.19	$10.04
Total return (%) (r)(s)(t)(x)	0.86	(n)	(0.86)	(1.22	)(c)	1.44	3.33	(1.25)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.12	(a)	1.12	1.13	(c)	1.13	1.13	1.13
Expenses after expense reductions (f)	1.11	(a)	1.11	1.12	(c)	1.12	1.13	1.13
Net investment income (loss)	1.83	(a)	1.80	1.68	(c)	1.49	1.33	1.51
Portfolio turnover	22	(n)	20	48		88	67	112
Net assets at end of period (000 omitted)	$93,780		$98,060	$111,123		$122,117	$139,048	$142,396

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 8/31/18		Year ended
Class R3			2/28/18	2/28/17		2/29/16	2/28/15	2/28/14
	(unaudited)
Net asset value, beginning of period	$9.55		$9.83	$10.17		$10.20	$10.05	$10.40
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10		$0.20	$0.19	(c)	$0.18	$0.16	$0.18
Net realized and unrealized gain (loss)	(0.02)		(0.25)	(0.30)		(0.01)	0.20	(0.28)
Total from investment operations	$0.08		$(0.05)	$(0.11)		$0.17	$0.36	$(0.10)
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.23)	$(0.23)		$(0.20)	$(0.21)	$(0.22)
From net realized gain	—		—	—		—	—	(0.03)
Total distributions declared to shareholders	$(0.11)		$(0.23)	$(0.23)		$(0.20)	$(0.21)	$(0.25)
Net asset value, end of period (x)	$9.52		$9.55	$9.83		$10.17	$10.20	$10.05
Total return (%) (r)(s)(t)(x)	0.88	(n)	(0.51)	(1.07	)(c)	1.69	3.59	(0.90)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.87	(a)	0.87	0.88	(c)	0.88	0.88	0.88
Expenses after expense reductions (f)	0.86	(a)	0.86	0.87	(c)	0.87	0.88	0.87
Net investment income (loss)	2.08	(a)	2.05	1.93	(c)	1.74	1.57	1.76
Portfolio turnover	22	(n)	20	48		88	67	112
Net assets at end of period (000 omitted)	$73,293		$79,274	$88,434		$109,531	$105,929	$98,701

See Notes to Financial Statements

23

Financial Highlights – continued

	Six months ended 8/31/18		Year ended
Class R4			2/28/18	2/28/17		2/29/16	2/28/15	2/28/14
	(unaudited)
Net asset value, beginning of period	$9.55		$9.84	$10.17		$10.21	$10.06	$10.41
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11		$0.23	$0.22	(c)	$0.20	$0.18	$0.20
Net realized and unrealized gain (loss)	(0.00	)(w)	(0.26)	(0.29)		(0.02)	0.20	(0.27)
Total from investment operations	$0.11		$(0.03)	$(0.07)		$0.18	$0.38	$(0.07)
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.26)	$(0.26)		$(0.22)	$(0.23)	$(0.25)
From net realized gain	—		—	—		—	—	(0.03)
Total distributions declared to shareholders	$(0.13)		$(0.26)	$(0.26)		$(0.22)	$(0.23)	$(0.28)
Net asset value, end of period (x)	$9.53		$9.55	$9.84		$10.17	$10.21	$10.06
Total return (%) (r)(s)(t)(x)	1.12	(n)	(0.36)	(0.72	)(c)	1.85	3.84	(0.65)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.62	(a)	0.62	0.63	(c)	0.63	0.63	0.63
Expenses after expense reductions (f)	0.61	(a)	0.61	0.62	(c)	0.62	0.63	0.62
Net investment income (loss)	2.33	(a)	2.30	2.18	(c)	1.99	1.82	2.01
Portfolio turnover	22	(n)	20	48		88	67	112
Net assets at end of period (000 omitted)	$62,666		$64,691	$64,371		$86,552	$77,065	$70,549

See Notes to Financial Statements

24

Financial Highlights – continued

	Six months ended 8/31/18		Year ended
Class R6			2/28/18	2/28/17		2/29/16	2/28/15	2/28/14
	(unaudited)
Net asset value, beginning of period	$9.54		$9.83	$10.16		$10.20	$10.05	$10.40
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12		$0.24	$0.23	(c)	$0.21	$0.20	$0.21
Net realized and unrealized gain (loss)	(0.01)		(0.26)	(0.29)		(0.01)	0.19	(0.27)
Total from investment operations	$0.11		$(0.02)	$(0.06)		$0.20	$0.39	$(0.06)
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.27)	$(0.27)		$(0.24)	$(0.24)	$(0.26)
From net realized gain	—		—	—		—	—	(0.03)
Total distributions declared to shareholders	$(0.13)		$(0.27)	$(0.27)		$(0.24)	$(0.24)	$(0.29)
Net asset value, end of period (x)	$9.52		$9.54	$9.83		$10.16	$10.20	$10.05
Total return (%) (r)(s)(t)(x)	1.17	(n)	(0.25)	(0.61	)(c)	1.96	3.96	(0.54)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.50	(a)	0.50	0.51	(c)	0.52	0.52	0.51
Expenses after expense reductions (f)	0.49	(a)	0.50	0.50	(c)	0.51	0.51	0.51
Net investment income (loss)	2.45	(a)	2.42	2.30	(c)	2.10	1.94	2.13
Portfolio turnover	22	(n)	20	48		88	67	112
Net assets at end of period (000 omitted)	$1,084,739		$1,066,416	$1,038,818		$1,020,504	$1,038,851	$943,761

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

25

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Government Securities Fund (the fund) is a diversified series of MFS Series Trust XIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables –Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 will be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management has evaluated the potential impacts of ASU 2017-08 and believes that adoption of ASU 2017-08 will not have a material effect on the fund’s overall financial position or its overall results of operations.

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) – Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 effective with the current reporting period. The impact of the fund’s adoption was limited to changes in the fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across

26

Notes to Financial Statements (unaudited) – continued

transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same

27

Notes to Financial Statements (unaudited) – continued

investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and written options. The following is a summary of the levels used as of August 31, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$707,965,722	$—	$707,965,722
Non-U.S. Sovereign Debt	—	3,348,836	—	3,348,836
Municipal Bonds	—	26,163,446	—	26,163,446
U.S. Corporate Bonds	—	44,707,050	—	44,707,050
Residential Mortgage-Backed Securities	—	1,037,702,100	—	1,037,702,100
Commercial Mortgage-Backed Securities	—	44,741,164	—	44,741,164
Asset-Backed Securities (including CDOs)	—	47,683,903	—	47,683,903
Foreign Bonds	—	34,007,619	—	34,007,619
Mutual Funds	152,731,873	—	—	152,731,873
Total	$152,731,873	$1,946,319,840	$—	$2,099,051,713

Other Financial Instruments
Futures Contracts – Assets	$37,377	$—	$—	$37,377

For further information regarding security characteristics, see the Portfolio of Investments.

Derivatives – The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund during the period were futures contracts. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an

28

Notes to Financial Statements (unaudited) – continued

agreement with the derivative counterparty, or novating the position to a third party. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at August 31, 2018 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives
Interest Rate	Interest Rate Futures	$37,377

(a)

Values presented in this table for futures contracts correspond to the values reported in the fund’s Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended August 31, 2018 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$(204,981)

The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended August 31, 2018 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$71,899

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. For cleared derivatives

(e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in

29

Notes to Financial Statements (unaudited) – continued

segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Dollar Roll Transactions – The fund enters into dollar roll transactions, with respect to mortgage-backed securities issued by Ginnie Mae, Fannie Mae, and Freddie Mac, in which the fund sells mortgage-backed securities to financial institutions and simultaneously agrees to purchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase in a dollar roll transaction the fund will not be entitled to receive interest and principal payments on the securities sold but is compensated by interest earned on the proceeds of the initial sale and by a lower purchase price on the securities to be repurchased which enhances the fund’s total return. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain

30

Notes to Financial Statements (unaudited) – continued

indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. TBA securities resulting from these transactions are included in the Portfolio of Investments. TBA purchase (sale) commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

To mitigate this risk of loss on TBA securities and other types of forward settling mortgage-backed securities, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The

31

Notes to Financial Statements (unaudited) – continued

MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

For mortgage-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and one amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund’s collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended August 31, 2018, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

32

Notes to Financial Statements (unaudited) – continued

Book/tax differences primarily relate to amortization and accretion of debt securities.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 2/28/18
Ordinary income (including any short-term capital gains)	$52,875,416

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 8/31/18
Cost of investments	$2,164,144,776
Gross appreciation	9,153,755
Gross depreciation	(74,246,818)
Net unrealized appreciation (depreciation)	$(65,093,063)

As of 2/28/18
Undistributed ordinary income	7,819,778
Capital loss carryforwards	(61,136,450)
Other temporary differences	(4,208,048)
Net unrealized appreciation (depreciation)	(55,834,370)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of February 28, 2018, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(14,304,060)
Long-Term	(46,832,390)
Total	$(61,136,450)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Effective April 23, 2018, Class C

33

Notes to Financial Statements (unaudited) – continued

shares will convert to Class A shares approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 8/31/18	Year ended 2/28/18
Class A	$7,408,092	$15,965,398
Class B	97,445	250,984
Class C	191,782	578,496
Class I	572,152	1,026,086
Class R1	18,866	44,680
Class R2	1,039,941	2,239,532
Class R3	920,316	2,046,099
Class R4	845,489	1,697,045
Class R6	14,726,813	29,027,096
Total	$25,820,896	$52,875,416

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $2.5 billion	0.40%
In excess of $2.5 billion	0.35%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended August 31, 2018, this management fee reduction amounted to $96,630, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended August 31, 2018 was equivalent to an annual effective rate of 0.39% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $10,983 for the six months ended August 31, 2018, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

34

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.24%	$780,268
Class B	0.75%	0.25%	1.00%	1.00%	59,860
Class C	0.75%	0.25%	1.00%	1.00%	118,217
Class R1	0.75%	0.25%	1.00%	1.00%	11,566
Class R2	0.25%	0.25%	0.50%	0.50%	244,583
Class R3	—	0.25%	0.25%	0.25%	96,997
Total Distribution and Service Fees					$1,311,491

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended August 31, 2018 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended August 31, 2018, this rebate amounted to $24,123, $111, $51, and $24 for Class A, Class B, Class C, and Class R3, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended August 31, 2018, were as follows:

Amount
Class A	$19,808
Class B	17,591
Class C	515

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended August 31, 2018, the fee was $122,253, which equated to 0.0121% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended August 31, 2018, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $614,113.

Under a Special Servicing Agreement among MFS, certain MFS funds which invest in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of

35

Notes to Financial Statements (unaudited) – continued

each MFS fund-of-funds’ transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-funds. For the six months ended August 31, 2018, these costs for the fund amounted to $374,817 and are included in “Shareholder servicing costs” in the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended August 31, 2018 was equivalent to an annual effective rate of 0.0154% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $2,269 and the Retirement Deferral plan resulted in a net decrease in expense of $28. Both amounts are included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended August 31, 2018. The liability for deferred retirement benefits payable to those former independent Trustees under both plans amounted to $15,911 at August 31, 2018, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended August 31, 2018, the fee paid by the fund

36

Notes to Financial Statements (unaudited) – continued

under this agreement was $1,681 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

On September 20, 2017, MFS purchased 126 shares of Class I for an aggregate amount of $1,240.

(4) Portfolio Securities

For the six months ended August 31, 2018, purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$401,440,050	$361,879,118
Non-U.S. Government securities	$60,307,639	$75,596,549

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 8/31/18		Year ended 2/28/18
	Shares	Amount	Shares	Amount
Shares sold
Class A	6,217,507	$59,189,945	22,234,771	$218,274,413
Class B	54,824	522,004	123,641	1,209,979
Class C	268,685	2,563,070	340,173	3,339,878
Class I	1,546,666	14,741,463	3,998,991	39,228,415
Class R1	23,370	222,234	36,094	353,337
Class R2	701,447	6,675,137	1,875,222	18,326,570
Class R3	694,585	6,615,846	2,147,611	21,025,138
Class R4	647,076	6,163,393	2,654,703	26,078,951
Class R6	4,499,601	42,795,724	11,311,418	110,623,136
	14,653,761	$139,488,816	44,722,624	$438,459,817

Shares issued to shareholders in reinvestment of distributions
Class A	573,874	$5,472,445	1,211,247	$11,861,131
Class B	9,992	95,191	24,937	244,009
Class C	17,745	169,532	52,238	512,525
Class I	49,250	469,261	84,518	827,162
Class R1	1,979	18,850	4,556	44,604
Class R2	102,691	978,228	214,676	2,099,876
Class R3	96,438	919,195	207,882	2,035,141
Class R4	41,451	395,310	88,765	869,270
Class R6	1,538,763	14,658,165	2,954,977	28,902,439
	2,432,183	$23,176,177	4,843,796	$47,396,157

37

Notes to Financial Statements (unaudited) – continued

	Six months ended 8/31/18		Year ended 2/28/18
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(8,252,853)	$(78,613,124)	(27,634,171)	$(271,132,034)
Class B	(265,916)	(2,529,167)	(622,857)	(6,102,609)
Class C	(1,215,242)	(11,572,177)	(1,526,199)	(14,981,106)
Class I	(1,096,247)	(10,439,520)	(4,358,097)	(42,704,364)
Class R1	(21,590)	(205,026)	(138,429)	(1,361,490)
Class R2	(1,227,559)	(11,689,185)	(3,122,194)	(30,533,790)
Class R3	(1,397,924)	(13,310,570)	(3,047,165)	(29,837,031)
Class R4	(884,016)	(8,417,087)	(2,514,771)	(24,726,024)
Class R6	(3,832,467)	(36,596,098)	(8,222,700)	(80,489,210)
	(18,193,814)	$(173,371,954)	(51,186,583)	$(501,867,658)

Net change
Class A	(1,461,472)	$(13,950,734)	(4,188,153)	$(40,996,490)
Class B	(201,100)	(1,911,972)	(474,279)	(4,648,621)
Class C	(928,812)	(8,839,575)	(1,133,788)	(11,128,703)
Class I	499,669	4,771,204	(274,588)	(2,648,787)
Class R1	3,759	36,058	(97,779)	(963,549)
Class R2	(423,421)	(4,035,820)	(1,032,296)	(10,107,344)
Class R3	(606,901)	(5,775,529)	(691,672)	(6,776,752)
Class R4	(195,489)	(1,858,384)	228,697	2,222,197
Class R6	2,205,897	20,857,791	6,043,695	59,036,365
	(1,107,870)	$(10,706,961)	(1,620,163)	$(16,011,684)

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, the MFS Conservative Allocation Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2030 Fund, and the MFS Lifetime 2025 Fund were the owners of record of approximately 29%, 15%, 3%, 2%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Bank Funding rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings,

38

Notes to Financial Statements (unaudited) – continued

at a rate equal to the Overnight Bank Funding rate plus an agreed upon spread. For the six months ended August 31, 2018, the fund’s commitment fee and interest expense were $5,917 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		85,684,720	265,457,207	(198,410,054)	152,731,873

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(354)	$12,784	$—	$636,227	$152,731,873

39

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2018 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2017 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge (the “Broadridge expense group”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory,

40

Board Review of Investment Advisory Agreement – continued

administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Broadridge performance universe over the three-year period ended December 31, 2017, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for the one-year period and the 3rd quintile for the five-year period ended December 31, 2017 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Broadridge. The Trustees considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.

41

Board Review of Investment Advisory Agreement – continued

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to a contractual breakpoint that reduces the Fund’s advisory fee rate on average daily net assets over $2.5 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoint and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including

42

Board Review of Investment Advisory Agreement – continued

any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that, effective January 3, 2018, MFS had discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds and would thereafter voluntarily reimburse a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2018.

43

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

44

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

45

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o DST Asset Manager Solutions, Inc.

30 Dan Road

Canton, MA 02021-2809

Semiannual Report

August 31, 2018

MFS® New Discovery Value Fund

NDV-SEM

MFS® New Discovery Value Fund

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

The strengthening U.S. dollar, international trade friction and geopolitical uncertainty have contributed to a measurable uptick in market volatility in recent quarters — a departure from the low-volatility environment that prevailed for much of 2017. Against this more challenging backdrop, global markets have become less synchronized, with equity markets in the United States outperforming most international markets. Global economic growth remains healthy, notwithstanding signs of a modest slowdown over the past few months, particularly in Europe, China and some emerging markets.

Although the U.S. Federal Reserve continues to gradually raise interest rates and shrink its balance sheet, monetary policy remains accommodative around the world, with many central banks taking only tentative steps toward tighter policies. Newly enacted U.S. tax reforms have been welcomed by equity markets while emerging market economies have recently had to contend with tighter financial conditions as a result of firmer U.S. Treasury yields and a stronger dollar. Around the world, inflation remains largely subdued, but tight labor markets and solid global demand have investors on the lookout for its potential reappearance. Increased U.S. protectionism is also a growing concern, as investors fear that trade disputes could dampen business sentiment, leading to slower global growth.

As a global investment manager with nearly a century of expertise, MFS® firmly believes that active risk management offers downside mitigation and may help improve investment outcomes, and we built our active investment platform with that in mind. Our long-term perspective influences nearly every aspect of our business, but most importantly, it aligns our investment decisions with clients’ investing time horizons.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

October 16, 2018

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Premier, Inc., “A”	1.9%
Black Hills Corp.	1.8%
Portland General Electric Co.	1.8%
Travelport Worldwide Ltd.	1.6%
STAG Industrial, Inc., REIT	1.6%
Medical Properties Trust, Inc., REIT	1.6%
UMB Financial Corp.	1.5%
Prosperity Bancshares, Inc.	1.5%
Select Income REIT	1.5%
TMX Group Ltd.	1.5%

Equity sectors
Financial Services	33.9%
Industrial Goods & Services	16.3%
Technology	6.7%
Utilities & Communications	6.1%
Basic Materials	5.5%
Energy	5.3%
Special Products & Services	4.6%
Consumer Staples	4.1%
Health Care	3.9%
Leisure	3.8%
Autos & Housing	3.3%
Retailing	2.9%

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of August 31, 2018.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

March 1, 2018 through August 31, 2018

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2018 through August 31, 2018.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 3/01/18	Ending Account Value 8/31/18	Expenses Paid During Period (p) 3/01/18-8/31/18
A	Actual	1.28%	$1,000.00	$1,150.04	$6.94
	Hypothetical (h)	1.28%	$1,000.00	$1,018.75	$6.51
B	Actual	2.03%	$1,000.00	$1,145.71	$10.98
	Hypothetical (h)	2.03%	$1,000.00	$1,014.97	$10.31
C	Actual	2.03%	$1,000.00	$1,145.73	$10.98
	Hypothetical (h)	2.03%	$1,000.00	$1,014.97	$10.31
I	Actual	1.03%	$1,000.00	$1,151.44	$5.59
	Hypothetical (h)	1.03%	$1,000.00	$1,020.01	$5.24
R1	Actual	2.03%	$1,000.00	$1,145.61	$10.98
	Hypothetical (h)	2.03%	$1,000.00	$1,014.97	$10.31
R2	Actual	1.53%	$1,000.00	$1,147.83	$8.28
	Hypothetical (h)	1.53%	$1,000.00	$1,017.49	$7.78
R3	Actual	1.28%	$1,000.00	$1,149.64	$6.94
	Hypothetical (h)	1.28%	$1,000.00	$1,018.75	$6.51
R4	Actual	1.02%	$1,000.00	$1,151.32	$5.53
	Hypothetical (h)	1.02%	$1,000.00	$1,020.06	$5.19
R6	Actual	0.91%	$1,000.00	$1,152.04	$4.94
	Hypothetical (h)	0.91%	$1,000.00	$1,020.62	$4.63

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

4

PORTFOLIO OF INVESTMENTS

8/31/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 96.4%
Issuer	Shares/Par	Value ($)
Aerospace - 2.3%
CACI International, Inc., “A” (a)	85,443	$16,661,385
ManTech International Corp., “A”	350,030	23,213,990

		$39,875,375
Brokerage & Asset Managers - 2.1%
Apollo Global Management LLC, “A”	298,234	$10,298,020
TMX Group Ltd.	377,008	25,278,314

		$35,576,334
Business Services - 4.0%
BrightView Holdings, Inc. (a)	483,215	$8,581,898
EVO Payments, Inc., “A” (a)	483,315	11,367,569
Forrester Research, Inc.	224,058	11,023,654
PRA Group, Inc. (a)	327,763	11,979,738
Travelport Worldwide Ltd.	1,460,630	27,123,899

		$70,076,758
Computer Software - 1.9%
8x8, Inc. (a)	340,942	$7,739,383
Sabre Corp.	953,408	24,893,483

		$32,632,866
Computer Software - Systems - 2.8%
Model N, Inc. (a)	402,010	$6,834,170
NICE Systems Ltd., ADR (a)	57,951	6,698,556
Presidio, Inc. (a)	1,050,465	15,883,031
Verint Systems, Inc. (a)	393,631	19,110,785

		$48,526,542
Construction - 3.3%
Armstrong World Industries, Inc. (a)	175,289	$12,235,172
GMS, Inc. (a)	310,159	7,707,451
Owens Corning	375,586	21,265,679
Toll Brothers, Inc.	426,042	15,435,502

		$56,643,804
Consumer Products - 1.0%
Sensient Technologies Corp.	255,710	$18,160,524

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Consumer Services - 0.6%
ServiceMaster Global Holdings, Inc. (a)	174,913	$10,542,007

Containers - 2.6%
Berry Global Group, Inc. (a)	491,970	$23,481,728
Graphic Packaging Holding Co.	1,571,929	22,352,831

		$45,834,559
Electrical Equipment - 4.3%
AZZ, Inc.	193,846	$10,419,223
HD Supply Holdings, Inc. (a)	442,031	20,152,193
MSC Industrial Direct Co., Inc., “A”	168,680	14,418,766
TriMas Corp. (a)	541,877	16,635,624
WESCO International, Inc. (a)	214,711	13,129,578

		$74,755,384
Electronics - 2.0%
OSI Systems, Inc. (a)	219,702	$17,112,589
Plexus Corp. (a)	281,231	17,799,110

		$34,911,699
Energy - Independent - 0.8%
Energen Corp. (a)	180,086	$13,965,669

Engineering - Construction - 2.3%
Construction Partners, Inc., “A” (a)(h)	721,451	$8,765,630
KBR, Inc.	1,057,085	22,177,643
Team, Inc. (a)(l)	406,468	9,470,704

		$40,413,977
Entertainment - 1.8%
IMAX Corp. (a)	502,371	$11,805,719
Merlin Entertainment	2,657,187	12,811,622
Parques Reunidos Servicios Centrales S.A.U.	411,929	5,842,951

		$30,460,292
Food & Beverages - 3.1%
Cal-Maine Foods, Inc.	229,508	$11,349,171
Hostess Brands, Inc. (a)	1,096,775	12,898,074
Sanderson Farms, Inc.	182,429	19,293,691
TreeHouse Foods, Inc. (a)	191,211	9,962,093

		$53,503,029
Insurance - 3.1%
Aspen Insurance Holdings Ltd.	280,959	$11,561,463
Everest Re Group Ltd.	60,061	13,394,804

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Insurance - continued
Hanover Insurance Group, Inc.	109,207	$13,376,765
Safety Insurance Group, Inc.	80,037	7,739,578
Third Point Reinsurance Ltd. (a)	637,379	8,540,879

		$54,613,489
Leisure & Toys - 1.1%
Brunswick Corp.	285,420	$18,957,596

Machinery & Tools - 5.8%
AGCO Corp.	163,218	$9,737,586
Gardner Denver Holdings, Inc. (a)	262,477	7,338,857
Herman Miller, Inc.	322,151	12,338,383
ITT, Inc.	241,344	14,265,844
Kennametal, Inc.	507,566	20,728,995
Regal Beloit Corp.	243,196	20,355,505
Ritchie Bros. Auctioneers, Inc.	414,378	15,791,946

		$100,557,116
Medical & Health Technology & Services - 2.8%
HMS Holdings Corp. (a)	451,249	$14,462,531
Premier, Inc., “A” (a)	760,706	33,646,026

		$48,108,557
Medical Equipment - 0.7%
Steris PLC	110,505	$12,643,982

Natural Gas - Distribution - 2.5%
New Jersey Resources Corp.	441,042	$20,111,515
South Jersey Industries, Inc.	679,933	22,560,177

		$42,671,692
Oil Services - 4.5%
Apergy Corp. (a)	144,425	$6,530,899
Forum Energy Technologies, Inc. (a)	715,616	8,551,611
Frank’s International N.V. (a)	2,179,019	19,240,738
Liberty Oilfield Services, Inc. (l)	352,758	6,928,167
NOW, Inc. (a)	1,174,091	20,182,624
Patterson-UTI Energy, Inc.	975,944	16,717,921

		$78,151,960
Other Banks & Diversified Financials - 19.7%
Air Lease Corp.	259,991	$12,014,184
Bank of Hawaii Corp.	167,604	13,932,921
Berkshire Hills Bancorp, Inc.	409,667	17,308,431

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Other Banks & Diversified Financials - continued
Brookline Bancorp, Inc.	955,620	$17,344,503
Cathay General Bancorp, Inc.	457,131	19,336,641
Element Fleet Management Corp.	2,837,038	15,283,048
First Hawaiian, Inc.	812,661	23,559,042
First Interstate BancSystem, Inc.	496,373	23,056,526
Glacier Bancorp, Inc.	224,807	10,269,184
Hanmi Financial Corp.	540,314	14,102,195
Lakeland Financial Corp.	405,987	20,002,979
Legacytextas Financial Group, Inc.	407,850	18,871,220
Prosperity Bancshares, Inc.	344,580	25,788,367
Sandy Spring Bancorp, Inc.	432,630	16,872,570
Signature Bank	152,387	17,637,271
TCF Financial Corp.	684,985	17,364,370
Textainer Group Holdings Ltd. (a)	656,846	9,918,375
UMB Financial Corp.	346,208	26,048,690
Wintrust Financial Corp.	249,586	22,100,840

		$340,811,357
Pharmaceuticals - 0.4%
Genomma Lab Internacional S.A., “B” (a)	7,812,072	$6,763,150

Pollution Control - 1.6%
Advanced Disposal Services, Inc. (a)	568,054	$15,155,681
Clean Harbors, Inc. (a)	173,735	11,916,483

		$27,072,164
Printing & Publishing - 0.9%
Multi-Color Corp.	259,628	$16,032,029

Real Estate - 9.0%
Brixmor Property Group Inc., REIT	846,780	$15,428,331
Corporate Office Properties Trust, REIT	489,079	15,053,852
Equity Commonwealth, REIT (a)	321,418	10,304,661
Life Storage, Inc., REIT	198,782	19,401,123
Medical Properties Trust, Inc., REIT	1,785,061	26,865,168
Select Income REIT	1,237,403	25,428,632
STAG Industrial, Inc., REIT	938,354	27,090,280
Store Capital Corp., REIT	581,685	16,758,345

		$156,330,392
Specialty Chemicals - 2.9%
Ferro Corp. (a)	744,921	$16,351,016
Ferroglobe PLC	396,733	3,284,949
RPM International, Inc.	234,326	15,817,005

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Specialty Chemicals - continued
Univar, Inc. (a)	513,782	$14,293,415

		$49,746,385
Specialty Stores - 2.9%
BJ’s Wholesale Club Holdings, Inc. (a)	399,224	$11,777,108
Michaels Co., Inc. (a)	671,251	11,404,555
Urban Outfitters, Inc. (a)	184,230	8,563,010
Zumiez, Inc. (a)	569,662	17,744,971

		$49,489,644
Utilities - Electric Power - 3.6%
Black Hills Corp.	537,248	$31,617,045
Portland General Electric Co.	677,878	31,453,539

		$63,070,584
Total Common Stocks (Identified Cost, $1,402,354,618)		$1,670,898,916

Investment Companies (h) - 2.4%
Money Market Funds - 2.4%
MFS Institutional Money Market Portfolio, 2.03% (v) (Identified Cost, $41,289,068)	41,294,073	$41,294,073

Collateral for Securities Loaned - 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.93% (j) (Identified Cost, $2,439,912)	2,439,912	$2,439,912

Other Assets, Less Liabilities - 1.0%		18,116,919
Net Assets - 100.0%		$1,732,749,820

(a)	Non-income producing security.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $50,059,703 and $1,664,573,198, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

9

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 8/31/18 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value, including $2,448,558 of securities on loan (identified cost, $1,396,059,102)	$1,664,573,198
Investments in affiliated issuers, at value (identified cost, $50,024,496)	50,059,703
Cash	72,297
Receivables for
Investments sold	9,319,958
Fund shares sold	12,648,817
Interest and dividends	1,556,103
Other assets	82,456
Total assets	$1,738,312,532
Liabilities
Payables for
Distributions	$1,566
Fund shares reacquired	2,608,581
Collateral for securities loaned, at value (c)	2,439,912
Payable to affiliates
Investment adviser	81,929
Shareholder servicing costs	369,256
Distribution and service fees	7,657
Payable for independent Trustees’ compensation	12
Accrued expenses and other liabilities	53,799
Total liabilities	$5,562,712
Net assets	$1,732,749,820
Net assets consist of
Paid-in capital	$1,418,722,652
Unrealized appreciation (depreciation)	268,550,747
Accumulated net realized gain (loss)	40,564,031
Undistributed net investment income	4,912,390
Net assets	$1,732,749,820
Shares of beneficial interest outstanding	102,767,505

(c)	Non-cash collateral is not included.

10

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$304,673,379	18,151,292	$16.79
Class B	7,717,796	478,601	16.13
Class C	45,914,756	2,860,720	16.05
Class I	561,777,502	33,248,705	16.90
Class R1	1,587,529	98,387	16.14
Class R2	3,349,018	200,517	16.70
Class R3	39,135,322	2,325,614	16.83
Class R4	19,971,500	1,180,404	16.92
Class R6	748,623,018	44,223,265	16.93

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $17.81 [100 / 94.25 x $16.79]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 8/31/18 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends	$12,702,845
Dividends from affiliated issuers	239,655
Other	111,742
Income on securities loaned	28,607
Foreign taxes withheld	(144,330)
Total investment income	$12,938,519
Expenses
Management fee	$6,522,520
Distribution and service fees	684,169
Shareholder servicing costs	506,666
Administrative services fee	117,215
Independent Trustees’ compensation	11,314
Custodian fee	37,456
Shareholder communications	64,379
Audit and tax fees	27,749
Legal fees	5,284
Miscellaneous	122,219
Total expenses	$8,098,971
Reduction of expenses by investment adviser and distributor	(73,032)
Net expenses	$8,025,939
Net investment income (loss)	$4,912,580
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$48,326,487
Affiliated issuers	(143)
Foreign currency	(9,673)
Net realized gain (loss)	$48,316,671
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$156,108,568
Affiliated issuers	33,138
Translation of assets and liabilities in foreign currencies	1,444
Net unrealized gain (loss)	$156,143,150
Net realized and unrealized gain (loss)	$204,459,821
Change in net assets from operations	$209,372,401

See Notes to Financial Statements

12

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 8/31/18	Year ended 2/28/18
Change in net assets	(unaudited)
From operations
Net investment income (loss)	$4,912,580	$3,100,827
Net realized gain (loss)	48,316,671	68,697,037
Net unrealized gain (loss)	156,143,150	(24,328,730)
Change in net assets from operations	$209,372,401	$47,469,134
Distributions declared to shareholders
From net investment income	$(307,805)	$(2,500,210)
From net realized gain	(34,492,112)	(58,234,938)
Total distributions declared to shareholders	$(34,799,917)	$(60,735,148)
Change in net assets from fund share transactions	$261,783,251	$443,720,146
Total change in net assets	$436,355,735	$430,454,132
Net assets
At beginning of period	1,296,394,085	865,939,953
At end of period (including undistributed net investment income of $4,912,390 and $307,615, respectively)	$1,732,749,820	$1,296,394,085

See Notes to Financial Statements

13

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 8/31/18		Year ended
Class A			2/28/18		2/28/17		2/29/16	2/28/15	2/28/14
	(unaudited)
Net asset value, beginning of period	$14.92		$14.99		$11.40		$12.98	$13.24	$11.37
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04		$0.02		$0.03	(c)	$0.05	$0.01	$0.02
Net realized and unrealized gain (loss)	2.19		0.72		4.18		(1.26)	0.55	3.02
Total from investment operations	$2.23		$0.74		$4.21		$(1.21)	$0.56	$3.04
Less distributions declared to shareholders
From net investment income	$—		$(0.00	)(w)	$(0.06)		$(0.05)	$(0.01)	$(0.03)
From net realized gain	(0.36)		(0.81)		(0.56)		(0.32)	(0.81)	(1.14)
Total distributions declared to shareholders	$(0.36)		$(0.81)		$(0.62)		$(0.37)	$(0.82)	$(1.17)
Net asset value, end of period (x)	$16.79		$14.92		$14.99		$11.40	$12.98	$13.24
Total return (%) (r)(s)(t)(x)	15.00	(n)	4.98		37.22	(c)	(9.38)	4.60	27.39
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.29	(a)	1.33		1.43	(c)	1.55	1.58	1.59
Expenses after expense reductions (f)	1.28	(a)	1.32		1.39	(c)	1.39	1.45	1.45
Net investment income (loss)	0.44	(a)(l)	0.12		0.22	(c)	0.38	0.10	0.14
Portfolio turnover	30	(n)	60		60		60	53	55
Net assets at end of period (000 omitted)	$304,673		$250,525		$189,746		$52,645	$18,215	$19,101

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 8/31/18		Year ended
Class B			2/28/18	2/28/17		2/29/16	2/28/15	2/28/14
	(unaudited)
Net asset value, beginning of period	$14.40		$14.60	$11.16		$12.76	$13.11	$11.33
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$(0.09)	$(0.07	)(c)	$(0.05)	$(0.08)	$(0.08)
Net realized and unrealized gain (loss)	2.11		0.70	4.08		(1.23)	0.54	3.00
Total from investment operations	$2.09		$0.61	$4.01		$(1.28)	$0.46	$2.92
Less distributions declared to shareholders
From net investment income	$—		$—	$(0.01)		$—	$—	$—
From net realized gain	(0.36)		(0.81)	(0.56)		(0.32)	(0.81)	(1.14)
Total distributions declared to shareholders	$(0.36)		$(0.81)	$(0.57)		$(0.32)	$(0.81)	$(1.14)
Net asset value, end of period (x)	$16.13		$14.40	$14.60		$11.16	$12.76	$13.11
Total return (%) (r)(s)(t)(x)	14.57	(n)	4.21	36.17	(c)	(10.10)	3.90	26.40
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.04	(a)	2.08	2.18	(c)	2.28	2.34	2.33
Expenses after expense reductions (f)	2.03	(a)	2.07	2.14	(c)	2.14	2.20	2.20
Net investment income (loss)	(0.31	)(a)(l)	(0.63)	(0.54	)(c)	(0.38)	(0.65)	(0.60)
Portfolio turnover	30	(n)	60	60		60	53	55
Net assets at end of period (000 omitted)	$7,718		$6,329	$5,872		$1,545	$1,503	$954

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 8/31/18		Year ended
Class C			2/28/18	2/28/17		2/29/16	2/28/15	2/28/14
	(unaudited)
Net asset value, beginning of period	$14.33		$14.54	$11.11		$12.73	$13.09	$11.31
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$(0.09)	$(0.06	)(c)	$(0.04)	$(0.08)	$(0.08)
Net realized and unrealized gain (loss)	2.10		0.69	4.05		(1.23)	0.53	3.00
Total from investment operations	$2.08		$0.60	$3.99		$(1.27)	$0.45	$2.92
Less distributions declared to shareholders
From net investment income	$—		$—	$—		$(0.03)	$—	$—
From net realized gain	(0.36)		(0.81)	(0.56)		(0.32)	(0.81)	(1.14)
Total distributions declared to shareholders	$(0.36)		$(0.81)	$(0.56)		$(0.35)	$(0.81)	$(1.14)
Net asset value, end of period (x)	$16.05		$14.33	$14.54		$11.11	$12.73	$13.09
Total return (%) (r)(s)(t)(x)	14.57	(n)	4.15	36.17	(c)	(10.08)	3.83	26.46
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.04	(a)	2.08	2.18	(c)	2.30	2.33	2.34
Expenses after expense reductions (f)	2.03	(a)	2.07	2.14	(c)	2.14	2.19	2.20
Net investment income (loss)	(0.31	)(a)(l)	(0.64)	(0.46	)(c)	(0.37)	(0.64)	(0.61)
Portfolio turnover	30	(n)	60	60		60	53	55
Net assets at end of period (000 omitted)	$45,915		$52,616	$63,140		$35,227	$4,144	$3,043

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 8/31/18		Year ended
Class I			2/28/18	2/28/17		2/29/16	2/28/15	2/28/14
	(unaudited)
Net asset value, beginning of period	$15.00		$15.06	$11.44		$13.01	$13.28	$11.39
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06		$0.06	$0.06	(c)	$0.08	$0.04	$0.05
Net realized and unrealized gain (loss)	2.20		0.73	4.20		(1.26)	0.54	3.03
Total from investment operations	$2.26		$0.79	$4.26		$(1.18)	$0.58	$3.08
Less distributions declared to shareholders
From net investment income	$(0.00	)(w)	$(0.04)	$(0.08)		$(0.07)	$(0.04)	$(0.05)
From net realized gain	(0.36)		(0.81)	(0.56)		(0.32)	(0.81)	(1.14)
Total distributions declared to shareholders	$(0.36)		$(0.85)	$(0.64)		$(0.39)	$(0.85)	$(1.19)
Net asset value, end of period (x)	$16.90		$15.00	$15.06		$11.44	$13.01	$13.28
Total return (%) (r)(s)(t)(x)	15.14	(n)	5.26	37.54	(c)	(9.15)	4.84	27.71
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.04	(a)	1.08	1.18	(c)	1.29	1.34	1.33
Expenses after expense reductions (f)	1.03	(a)	1.07	1.14	(c)	1.14	1.20	1.20
Net investment income (loss)	0.69	(a)(l)	0.37	0.42	(c)	0.62	0.34	0.41
Portfolio turnover	30	(n)	60	60		60	53	55
Net assets at end of period (000 omitted)	$561,778		$351,939	$242,154		$31,278	$13,567	$7,464

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 8/31/18		Year ended
Class R1			2/28/18	2/28/17		2/29/16	2/28/15	2/28/14
	(unaudited)
Net asset value, beginning of period	$14.41		$14.61	$11.16		$12.76	$13.12	$11.34
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$(0.09)	$(0.06	)(c)	$(0.05)	$(0.08)	$(0.07)
Net realized and unrealized gain (loss)	2.11		0.70	4.07		(1.23)	0.53	2.99
Total from investment operations	$2.09		$0.61	$4.01		$(1.28)	$0.45	$2.92
Less distributions declared to shareholders
From net investment income	$—		$—	$—		$—	$—	$—
From net realized gain	(0.36)		(0.81)	(0.56)		(0.32)	(0.81)	(1.14)
Total distributions declared to shareholders	$(0.36)		$(0.81)	$(0.56)		$(0.32)	$(0.81)	$(1.14)
Net asset value, end of period (x)	$16.14		$14.41	$14.61		$11.16	$12.76	$13.12
Total return (%) (r)(s)(t)(x)	14.56	(n)	4.20	36.19	(c)	(10.10)	3.82	26.39
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.04	(a)	2.08	2.18	(c)	2.28	2.33	2.32
Expenses after expense reductions (f)	2.03	(a)	2.07	2.14	(c)	2.14	2.20	2.20
Net investment income (loss)	(0.31	)(a)(l)	(0.64)	(0.45	)(c)	(0.37)	(0.64)	(0.59)
Portfolio turnover	30	(n)	60	60		60	53	55
Net assets at end of period (000 omitted)	$1,588		$1,228	$210		$200	$302	$288

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 8/31/18		Year ended
Class R2			2/28/18	2/28/17		2/29/16	2/28/15	2/28/14
	(unaudited)
Net asset value, beginning of period	$14.87		$14.97	$11.40		$12.96	$13.25	$11.39
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02		$(0.02)	$(0.00	)(c)(w)	$0.02	$(0.02)	$(0.01)
Net realized and unrealized gain (loss)	2.17		0.73	4.17		(1.25)	0.54	3.01
Total from investment operations	$2.19		$0.71	$4.17		$(1.23)	$0.52	$3.00
Less distributions declared to shareholders
From net investment income	$—		$—	$(0.04)		$(0.01)	$—	$(0.00	)(w)
From net realized gain	(0.36)		(0.81)	(0.56)		(0.32)	(0.81)	(1.14)
Total distributions declared to shareholders	$(0.36)		$(0.81)	$(0.60)		$(0.33)	$(0.81)	$(1.14)
Net asset value, end of period (x)	$16.70		$14.87	$14.97		$11.40	$12.96	$13.25
Total return (%) (r)(s)(t)(x)	14.78	(n)	4.78	36.81	(c)	(9.58)	4.32	27.01
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.54	(a)	1.58	1.68	(c)	1.78	1.83	1.83
Expenses after expense reductions (f)	1.53	(a)	1.57	1.64	(c)	1.64	1.70	1.70
Net investment income (loss)	0.20	(a)(l)	(0.13)	(0.02	)(c)	0.14	(0.15)	(0.09)
Portfolio turnover	30	(n)	60	60		60	53	55
Net assets at end of period (000 omitted)	$3,349		$2,349	$1,216		$528	$567	$488

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 8/31/18		Year ended
Class R3			2/28/18	2/28/17		2/29/16	2/28/15	2/28/14
	(unaudited)
Net asset value, beginning of period	$14.96		$15.03	$11.43		$13.00	$13.27	$11.39
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04		$0.02	$0.01	(c)	$0.04	$0.01	$0.02
Net realized and unrealized gain (loss)	2.19		0.73	4.20		(1.24)	0.54	3.02
Total from investment operations	$2.23		$0.75	$4.21		$(1.20)	$0.55	$3.04
Less distributions declared to shareholders
From net investment income	$—		$(0.01)	$(0.05)		$(0.05)	$(0.01)	$(0.02)
From net realized gain	(0.36)		(0.81)	(0.56)		(0.32)	(0.81)	(1.14)
Total distributions declared to shareholders	$(0.36)		$(0.82)	$(0.61)		$(0.37)	$(0.82)	$(1.16)
Net asset value, end of period (x)	$16.83		$14.96	$15.03		$11.43	$13.00	$13.27
Total return (%) (r)(s)(t)(x)	14.96	(n)	5.04	37.11	(c)	(9.30)	4.57	27.38
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.29	(a)	1.33	1.46	(c)	1.55	1.59	1.58
Expenses after expense reductions (f)	1.28	(a)	1.32	1.39	(c)	1.39	1.45	1.45
Net investment income (loss)	0.44	(a)(l)	0.11	0.08	(c)	0.36	0.10	0.15
Portfolio turnover	30	(n)	60	60		60	53	55
Net assets at end of period (000 omitted)	$39,135		$26,095	$14,208		$2,095	$739	$513

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 8/31/18		Year ended
Class R4			2/28/18	2/28/17		2/29/16	2/28/15	2/28/14
	(unaudited)
Net asset value, beginning of period	$15.02		$15.08	$11.46		$13.03	$13.29	$11.40
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06		$0.06	$0.06	(c)	$0.08	$0.05	$0.05
Net realized and unrealized gain (loss)	2.20		0.73	4.20		(1.26)	0.54	3.03
Total from investment operations	$2.26		$0.79	$4.26		$(1.18)	$0.59	$3.08
Less distributions declared to shareholders
From net investment income	$(0.00	)(w)	$(0.04)	$(0.08)		$(0.07)	$(0.04)	$(0.05)
From net realized gain	(0.36)		(0.81)	(0.56)		(0.32)	(0.81)	(1.14)
Total distributions declared to shareholders	$(0.36)		$(0.85)	$(0.64)		$(0.39)	$(0.85)	$(1.19)
Net asset value, end of period (x)	$16.92		$15.02	$15.08		$11.46	$13.03	$13.29
Total return (%) (r)(s)(t)(x)	15.13	(n)	5.28	37.46	(c)	(9.12)	4.89	27.66
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.03	(a)	1.08	1.20	(c)	1.29	1.33	1.32
Expenses after expense reductions (f)	1.02	(a)	1.07	1.14	(c)	1.14	1.20	1.20
Net investment income (loss)	0.73	(a)(l)	0.36	0.45	(c)	0.65	0.35	0.42
Portfolio turnover	30	(n)	60	60		60	53	55
Net assets at end of period (000 omitted)	$19,972		$5,469	$2,440		$584	$178	$156

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 8/31/18		Year ended
Class R6			2/28/18	2/28/17		2/29/16	2/28/15	2/28/14
	(unaudited)
Net asset value, beginning of period	$15.02		$15.08	$11.45		$13.02	$13.28	$11.40
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07		$0.07	$0.10	(c)	$0.09	$0.06	$0.06
Net realized and unrealized gain (loss)	2.21		0.73	4.18		(1.26)	0.55	3.01
Total from investment operations	$2.28		$0.80	$4.28		$(1.17)	$0.61	$3.07
Less distributions declared to shareholders
From net investment income	$(0.01)		$(0.05)	$(0.09)		$(0.08)	$(0.06)	$(0.05)
From net realized gain	(0.36)		(0.81)	(0.56)		(0.32)	(0.81)	(1.14)
Total distributions declared to shareholders	$(0.37)		$(0.86)	$(0.65)		$(0.40)	$(0.87)	$(1.19)
Net asset value, end of period (x)	$16.93		$15.02	$15.08		$11.45	$13.02	$13.28
Total return (%) (r)(s)(t)(x)	15.20	(n)	5.36	37.68	(c)	(9.09)	5.00	27.66
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.92	(a)	0.97	1.07	(c)	1.21	1.23	1.26
Expenses after expense reductions (f)	0.91	(a)	0.96	1.02	(c)	1.06	1.10	1.15
Net investment income (loss)	0.80	(a)(l)	0.47	0.73	(c)	0.71	0.45	0.48
Portfolio turnover	30	(n)	60	60		60	53	55
Net assets at end of period (000 omitted)	$748,623		$599,845	$346,955		$290,204	$312,860	$278,450

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)

Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.

(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

22

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS New Discovery Value Fund (the fund) is a diversified series of MFS Series Trust XIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund will generally focus on securities of small size companies which may be more volatile than those of larger companies.

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) – Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 effective with the current reporting period. The impact of the fund’s adoption was limited to changes in the fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or

23

Notes to Financial Statements (unaudited) – continued

exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to

24

Notes to Financial Statements (unaudited) – continued

measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$1,670,898,916	$—	$—	$1,670,898,916
Mutual Funds	43,733,985	—	—	43,733,985
Total	$1,714,632,901	$—	$—	$1,714,632,901

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the

25

Notes to Financial Statements (unaudited) – continued

shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $2,448,558. The fair value of the fund’s investment securities on loan and a related liability of $2,439,912 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. Additionally, these loans were collateralized by U.S. Treasury Obligations of $81,703. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any,

26

Notes to Financial Statements (unaudited) – continued

have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 2/28/18
Ordinary income (including any short-term capital gains)	$29,802,893
Long-term capital gains	30,932,255
Total distributions	$60,735,148

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 8/31/18
Cost of investments	$1,454,212,709
Gross appreciation	281,767,849
Gross depreciation	(21,347,657)
Net unrealized appreciation (depreciation)	$260,420,192

As of 2/28/18
Undistributed ordinary income	16,102,882
Undistributed long-term capital gain	18,336,196
Other temporary differences	737,118
Net unrealized appreciation (depreciation)	104,278,488

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s

27

Notes to Financial Statements (unaudited) – continued

income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Effective April 23, 2018, Class C shares will convert to Class A shares approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain
	Six months ended 8/31/18	Year ended 2/28/18	Six months ended 8/31/18	Year ended 2/28/18
Class A	$—	$2,738	$6,202,891	$12,167,902
Class B	—	—	166,420	345,323
Class C	—	—	1,019,867	3,370,695
Class I	88,197	632,564	10,497,244	12,811,827
Class R1	—	—	34,160	60,033
Class R2	—	—	63,833	88,938
Class R3	—	17,369	809,511	1,175,851
Class R4	4,857	13,126	413,492	235,567
Class R6	214,751	1,834,413	15,284,694	27,978,802
Total	$307,805	$2,500,210	$34,492,112	$58,234,938

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.90%
In excess of $1 billion and up to $2.5 billion	0.80%
In excess of $2.5 billion	0.75%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended August 31, 2018, this management fee reduction amounted to $72,036, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended August 31, 2018 was equivalent to an annual effective rate of 0.86% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R6
1.39%	2.14%	2.14%	1.14%	2.14%	1.64%	1.39%	1.14%	1.10%

28

Notes to Financial Statements (unaudited) – continued

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until June 30, 2020. For the six months ended August 31, 2018, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $100,603 for the six months ended August 31, 2018, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$343,135
Class B	0.75%	0.25%	1.00%	1.00%	35,455
Class C	0.75%	0.25%	1.00%	1.00%	246,697
Class R1	0.75%	0.25%	1.00%	1.00%	7,203
Class R2	0.25%	0.25%	0.50%	0.50%	6,993
Class R3	—	0.25%	0.25%	0.25%	44,686
Total Distribution and Service Fees					$684,169

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended August 31, 2018 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended August 31, 2018, this rebate amounted to $970, $10, and $16 for Class A, Class B, and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder

29

Notes to Financial Statements (unaudited) – continued

redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended August 31, 2018, were as follows:

Amount
Class A	$5,088
Class B	5,216
Class C	2,863

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended August 31, 2018, the fee was $32,250, which equated to 0.0043% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended August 31, 2018, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $474,416.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended August 31, 2018 was equivalent to an annual effective rate of 0.0156% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended August 31, 2018, the fee paid by the fund under this agreement was $1,185 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

30

Notes to Financial Statements (unaudited) – continued

On August 15, 2017, MFS redeemed 821, 4,360, and 4,359 shares of Class R1, Class R2, and Class R4, respectively, for an aggregate amount of $136,534.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended August 31, 2018, the fund engaged in purchase transactions pursuant to this policy, which amounted to $547,935.

Effective on or about January 3, 2018, the adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the period on or about January 3, 2018 to August 31, 2018, this reimbursement amounted to $111,560, which is included in “Other” income in the Statement of Operations.

(4) Portfolio Securities

For the six months ended August 31, 2018, purchases and sales of investments, other than short-term obligations, aggregated $631,637,926 and $434,888,892, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 8/31/18		Year ended 2/28/18
	Shares	Amount	Shares	Amount
Shares sold
Class A	3,377,663	$54,272,247	7,620,306	$115,730,935
Class B	63,858	984,544	111,800	1,626,432
Class C	424,969	6,539,476	953,724	13,897,391
Class I	12,362,390	200,589,234	18,261,014	280,012,577
Class R1	14,524	220,261	98,395	1,425,401
Class R2	65,256	1,040,611	122,873	1,876,309
Class R3	1,156,063	17,978,909	1,042,355	16,091,843
Class R4	902,451	14,260,630	257,328	4,001,163
Class R6	7,503,940	120,204,029	19,772,291	299,835,093
	25,871,114	$416,089,941	48,240,086	$734,497,144

31

Notes to Financial Statements (unaudited) – continued

	Six months ended 8/31/18		Year ended 2/28/18
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	381,977	$6,191,852	807,105	$12,148,651
Class B	10,568	164,760	23,438	341,528
Class C	65,607	1,017,564	232,673	3,369,313
Class I	626,937	10,231,606	828,351	12,590,628
Class R1	2,190	34,160	4,111	60,033
Class R2	3,955	63,833	5,928	88,938
Class R3	49,816	809,511	78,797	1,193,220
Class R4	25,603	418,349	16,338	248,693
Class R6	885,913	14,484,681	1,895,003	28,768,656
	2,052,566	$33,416,316	3,891,744	$58,809,660

Shares reacquired
Class A	(2,398,771)	$(37,868,279)	(4,296,440)	$(64,867,911)
Class B	(35,290)	(548,594)	(97,933)	(1,422,812)
Class C	(1,300,375)	(19,806,021)	(1,859,500)	(27,477,643)
Class I	(3,201,233)	(50,877,296)	(11,707,017)	(175,534,080)
Class R1	(3,528)	(54,810)	(31,691)	(461,413)
Class R2	(26,688)	(418,553)	(52,011)	(766,295)
Class R3	(624,876)	(10,176,504)	(321,589)	(4,934,484)
Class R4	(111,730)	(1,821,351)	(71,354)	(1,084,630)
Class R6	(4,096,460)	(66,151,598)	(4,743,740)	(73,037,390)
	(11,798,951)	$(187,723,006)	(23,181,275)	$(349,586,658)

Net change
Class A	1,360,869	$22,595,820	4,130,971	$63,011,675
Class B	39,136	600,710	37,305	545,148
Class C	(809,799)	(12,248,981)	(673,103)	(10,210,939)
Class I	9,788,094	159,943,544	7,382,348	117,069,125
Class R1	13,186	199,611	70,815	1,024,021
Class R2	42,523	685,891	76,790	1,198,952
Class R3	581,003	8,611,916	799,563	12,350,579
Class R4	816,324	12,857,628	202,312	3,165,226
Class R6	4,293,393	68,537,112	16,923,554	255,566,359
	16,124,729	$261,783,251	28,950,555	$443,720,146

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Growth Allocation Fund, and the MFS Conservative Allocation Fund were the owners of record of approximately 6%, 5%, 3%, and 2%, respectively, of the value of outstanding voting shares of the fund.

32

Notes to Financial Statements (unaudited) – continued

In addition, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, and the MFS Lifetime Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Bank Funding rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Bank Funding rate plus an agreed upon spread. For the six months ended August 31, 2018, the fund’s commitment fee and interest expense were $3,582 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
Construction Partners, Inc., “A”		—	721,451	—	721,451
MFS Institutional Money Market Portfolio		25,271,435	322,854,497	(306,831,859)	41,294,073

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
Construction Partners, Inc., “A”	$—	$30,202	$—	$—	$8,765,630
MFS Institutional Money Market Portfolio	(143)	2,936	—	239,655	41,294,073
	$(143)	$33,138	$—	$239,655	$50,059,703

33

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2018 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for the various time periods ended December 31, 2017 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge (the “Broadridge expense group”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory,

34

Board Review of Investment Advisory Agreement – continued

administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Broadridge performance universe over the three-year period ended December 31, 2017, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 1st quintile for each of the one- and five-year periods ended December 31, 2017 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s

35

Board Review of Investment Advisory Agreement – continued

last fiscal year), the Fund’s effective advisory fee rate was approximately at the Broadridge expense group median and the Fund’s total expense ratio was higher than the Broadridge expense group median.

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

36

Board Review of Investment Advisory Agreement – continued

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that, effective January 3, 2018, MFS had discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds and would thereafter voluntarily reimburse a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2018.

37

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

38

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

39

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o DST Asset Manager Solutions, Inc.

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a)	(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable. Not applicable.

(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XIII

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: October 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: October 16, 2018

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 16, 2018

*	Print name and title of each signing officer under his or her signature.